Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

May 31, 2019

STI-QTLY-0719
1.816022.114

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc. (a)	99,607	$164,352
AT&T, Inc.	11,670,450	356,882,361
Atn International, Inc.	17,665	1,033,403
Bandwidth, Inc. (a)	15,405	1,117,941
CenturyLink, Inc. (b)	1,517,044	15,853,110
Cincinnati Bell, Inc. (a)	87,126	557,606
Cogent Communications Group, Inc.	68,536	4,009,356
Consolidated Communications Holdings, Inc. (b)	114,389	457,556
Frontier Communications Corp. (a)(b)	181,752	341,694
Globalstar, Inc. (a)(b)	1,109,802	616,162
GlowPoint, Inc. (a)	1,377	1,597
IDT Corp. Class B	32,832	212,095
Iridium Communications, Inc. (a)(b)	155,880	3,340,508
Ooma, Inc. (a)	27,474	317,325
ORBCOMM, Inc. (a)	120,257	803,317
Pareteum Corp. (a)(b)	105,023	411,690
PDVWireless, Inc. (a)	13,813	673,384
Verizon Communications, Inc.	6,622,056	359,908,744
Vonage Holdings Corp. (a)	362,321	4,289,881
WideOpenWest, Inc. (a)	50,731	378,453
Zayo Group Holdings, Inc. (a)	321,160	10,501,932
		761,872,467
Entertainment - 1.8%
Activision Blizzard, Inc.	1,224,504	53,106,738
AMC Entertainment Holdings, Inc. Class A (b)	83,692	1,002,630
Ballantyne of Omaha, Inc. (a)	13,175	39,525
Chicken Soup For The Soul Entertainment, Inc. (b)	3,788	30,493
Cinedigm Corp. (a)	4,117	7,616
Cinemark Holdings, Inc.	176,364	6,700,068
Electronic Arts, Inc. (a)	480,985	44,770,084
Global Eagle Entertainment, Inc. (a)	76,697	44,561
Glu Mobile, Inc. (a)	173,972	1,388,297
Lions Gate Entertainment Corp.:
Class A (b)	138,179	2,040,904
Class B	123,306	1,696,691
Live Nation Entertainment, Inc. (a)	220,642	13,419,446
LiveXLive Media, Inc. (a)	20,719	78,318
Marcus Corp.	34,936	1,221,363
Netflix, Inc. (a)	698,946	239,934,183
Reading International, Inc. Class A (a)	17,557	231,577
Rosetta Stone, Inc. (a)	34,821	858,686
Take-Two Interactive Software, Inc. (a)	179,323	19,393,782
The Madison Square Garden Co. (a)	28,039	8,295,058
The Walt Disney Co.	2,798,427	369,504,301
Viacom, Inc. Class B (non-vtg.)	584,232	16,960,255
World Wrestling Entertainment, Inc. Class A (b)	68,620	4,991,419
Zynga, Inc. (a)	1,339,689	8,426,644
		794,142,639
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	478,419	529,370,624
Class C (a)	493,899	545,081,753
ANGI Homeservices, Inc. Class A (a)(b)	95,256	1,373,592
Autoweb, Inc. (a)	6,919	24,009
Care.com, Inc. (a)	41,385	591,392
CarGurus, Inc. Class A (a)(b)	53,265	1,819,532
Cars.com, Inc. (a)(b)	103,009	2,180,701
DHI Group, Inc. (a)	103,678	356,652
Eventbrite, Inc. (b)	21,877	342,594
EverQuote, Inc. Class A	6,047	68,573
Facebook, Inc. Class A (a)	3,823,362	678,532,054
IAC/InterActiveCorp (a)	124,479	27,491,187
Liberty TripAdvisor Holdings, Inc. (a)	130,391	1,388,664
Match Group, Inc. (b)	85,161	5,846,303
MeetMe, Inc. (a)	125,435	485,433
QuinStreet, Inc. (a)	64,634	990,839
Snap, Inc. Class A (a)(b)	1,194,364	14,200,988
Travelzoo, Inc. (a)	7,902	134,413
TripAdvisor, Inc. (a)(b)	164,738	6,963,475
TrueCar, Inc. (a)	158,701	1,034,731
Twitter, Inc. (a)	1,168,573	42,582,800
Yelp, Inc. (a)(b)	119,303	3,666,181
Zedge, Inc. (a)	10,943	23,637
Zillow Group, Inc.:
Class A (a)	78,538	3,324,514
Class C (a)(b)	182,197	7,838,115
		1,875,712,756
Media - 1.7%
A.H. Belo Corp. Class A	16,265	62,620
Altice U.S.A., Inc. Class A	193,421	4,543,459
AMC Networks, Inc. Class A (a)(b)	70,026	3,695,272
Cable One, Inc.	7,885	8,807,939
Cbdmd, Inc. (a)(b)	12,618	77,222
CBS Corp. Class B	559,660	27,020,385
Central European Media Enterprises Ltd. Class A (a)	139,750	512,883
Charter Communications, Inc. Class A (a)	277,871	104,701,793
Clear Channel Outdoor Holdings, Inc. (a)	72,976	370,718
Comcast Corp. Class A	7,241,641	296,907,281
comScore, Inc. (a)	80,905	737,854
Daily Journal Corp. (a)(b)	472	101,428
Discovery Communications, Inc.:
Class A (a)(b)	310,620	8,467,501
Class C (non-vtg.) (a)	512,772	13,147,474
DISH Network Corp. Class A (a)	368,274	13,298,374
E.W. Scripps Co. Class A	91,078	1,386,207
Emerald Expositions Events, Inc.	43,157	504,937
Emmis Communications Corp. Class A (a)	1,462	5,263
Entercom Communications Corp. Class A (b)	198,282	1,148,053
Entravision Communication Corp. Class A	98,792	290,448
Fluent, Inc. (a)	76,865	375,101
Fox Corp.:
Class A	576,191	20,299,209
Class B	243,397	8,448,310
Gannett Co., Inc.	189,409	1,488,755
GCI Liberty, Inc. (a)(b)	158,878	9,229,223
Gray Television, Inc. (a)	127,763	2,201,356
Harte-Hanks, Inc. (a)	3,336	10,008
Hemisphere Media Group, Inc. (a)	9,383	126,671
Insignia Systems, Inc. (a)	3,695	3,991
Interpublic Group of Companies, Inc.	617,035	13,093,483
John Wiley & Sons, Inc. Class A	72,593	3,032,936
Lee Enterprises, Inc. (a)	87,906	221,523
Liberty Broadband Corp.:
Class A (a)	15,659	1,527,066
Class C (a)	271,105	26,608,956
Liberty Global PLC:
Class A (a)	301,643	7,420,418
Class C (a)	870,232	21,094,424
Liberty Latin America Ltd.:
Class A (a)	56,806	968,542
Class C (a)	211,731	3,639,656
Liberty Media Corp.:
Liberty Braves Class A (a)	10,468	277,821
Liberty Braves Class C (a)	70,147	1,866,612
Liberty Formula One Group Series C (a)	334,418	12,483,824
Liberty Media Class A (a)	34,142	1,243,452
Liberty SiriusXM Series A (a)	96,389	3,471,932
Liberty SiriusXM Series C (a)	296,344	10,709,872
Loral Space & Communications Ltd. (a)	20,719	702,374
Marchex, Inc. Class B (a)	36,667	159,868
Meredith Corp.	64,098	3,318,353
MSG Network, Inc. Class A (a)	103,967	2,194,743
National CineMedia, Inc.	111,878	732,801
New Media Investment Group, Inc.	105,080	969,888
News Corp.:
Class A	699,674	7,969,287
Class B	110,746	1,290,191
Nexstar Broadcasting Group, Inc. Class A	73,169	7,327,875
Omnicom Group, Inc.	360,123	27,859,115
Saga Communications, Inc. Class A	2,847	82,848
Salem Communications Corp. Class A	7,952	16,143
Scholastic Corp.	46,331	1,533,093
Sinclair Broadcast Group, Inc. Class A	105,061	5,639,674
Sirius XM Holdings, Inc. (b)	2,640,111	14,018,989
Social Reality, Inc.	18,978	82,744
Social Reality, Inc. rights 12/31/19 (a)(b)(c)	7,116	1,281
TechTarget, Inc. (a)	38,506	727,763
Tegna, Inc.	347,414	5,259,848
The McClatchy Co. Class A (a)(b)	4,453	10,375
The New York Times Co. Class A	225,968	7,190,302
Townsquare Media, Inc.	942	5,181
Tribune Media Co. Class A	128,502	5,949,643
Tribune Publishing Co.	37,978	372,944
Urban One, Inc.:
Class A (a)	5,719	10,695
Class D (non-vtg.) (a)	23,716	42,689
		729,098,959
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)	15,872	203,479
Boingo Wireless, Inc. (a)(b)	74,480	1,407,672
Gogo, Inc. (a)(b)	80,372	393,019
NII Holdings, Inc. (a)(b)	154,996	294,492
Shenandoah Telecommunications Co.	74,623	3,000,591
Spok Holdings, Inc.	31,646	488,931
Sprint Corp. (a)(b)	925,167	6,355,897
T-Mobile U.S., Inc. (a)	503,134	36,950,161
Telephone & Data Systems, Inc.	155,714	4,486,120
U.S. Cellular Corp. (a)	27,062	1,178,550
		54,758,912

TOTAL COMMUNICATION SERVICES		4,215,585,733

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Adient PLC (b)	139,296	2,404,249
American Axle & Manufacturing Holdings, Inc. (a)	172,431	1,743,277
Aptiv PLC	418,411	26,795,040
Autoliv, Inc. (b)	140,248	8,635,069
BorgWarner, Inc.	332,717	11,804,799
Cooper Tire & Rubber Co.	84,608	2,333,489
Cooper-Standard Holding, Inc. (a)	25,825	998,395
Dana Holding Corp.	229,937	3,354,781
Delphi Technologies PLC	141,690	2,162,189
Dorman Products, Inc. (a)	48,775	3,982,967
Fox Factory Holding Corp. (a)	61,302	4,108,460
Garrett Motion, Inc. (a)(b)	120,761	1,857,304
Gentex Corp.	419,929	8,969,683
Gentherm, Inc. (a)	56,077	2,096,158
Horizon Global Corp. (a)(b)	30,597	124,224
LCI Industries	41,704	3,456,010
Lear Corp.	97,365	11,589,356
Modine Manufacturing Co. (a)	82,989	1,066,409
Motorcar Parts of America, Inc. (a)(b)	29,094	515,255
Shiloh Industries, Inc. (a)	17,334	70,029
Standard Motor Products, Inc.	33,367	1,414,093
Stoneridge, Inc. (a)	44,133	1,148,782
Strattec Security Corp.	3,179	78,331
Superior Industries International, Inc.	44,067	162,607
Sypris Solutions, Inc. (a)	12,357	10,503
Tenneco, Inc.	81,891	813,997
The Goodyear Tire & Rubber Co.	373,446	5,007,911
Tower International, Inc.	35,196	613,466
UQM Technologies, Inc. (a)	66,024	110,920
Veoneer, Inc. (a)(b)	140,970	2,245,652
Visteon Corp. (a)	44,650	1,987,372
Workhorse Group, Inc. (a)(b)	75,659	109,706
		111,770,483
Automobiles - 0.4%
Arcimoto, Inc. (a)	20,749	61,002
Ford Motor Co.	6,253,010	59,528,655
General Motors Co.	2,098,682	69,970,058
Harley-Davidson, Inc. (b)	251,224	8,220,049
REV Group, Inc. (b)	54,890	608,181
Tesla, Inc. (a)(b)	218,660	40,487,086
Thor Industries, Inc.	83,027	4,287,514
Winnebago Industries, Inc.	46,956	1,509,166
		184,671,711
Distributors - 0.1%
Core-Mark Holding Co., Inc.	76,192	2,809,961
Educational Development Corp.	4,204	31,068
Genuine Parts Co.	233,594	23,102,447
LKQ Corp. (a)	504,420	12,938,373
Pool Corp.	63,203	11,362,635
Weyco Group, Inc.	5,500	137,610
		50,382,094
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	91,693	4,030,824
American Public Education, Inc. (a)	28,156	787,805
Ascent Capital Group, Inc. (a)	12,399	15,623
Bright Horizons Family Solutions, Inc. (a)	94,250	12,917,905
Career Education Corp. (a)	118,158	2,217,826
Carriage Services, Inc.	24,821	452,239
Chegg, Inc. (a)	164,939	6,178,615
Collectors Universe, Inc.	6,973	146,712
Frontdoor, Inc. (a)	136,343	5,482,352
Graham Holdings Co.	7,068	4,810,057
Grand Canyon Education, Inc. (a)	76,926	9,220,350
H&R Block, Inc. (b)	329,284	8,643,705
Houghton Mifflin Harcourt Co. (a)	169,934	958,428
K12, Inc. (a)	62,293	1,904,297
Laureate Education, Inc. Class A (a)	117,825	1,892,270
Lincoln Educational Services Corp. (a)	11,494	30,344
Regis Corp. (a)	48,155	897,609
Service Corp. International	291,133	12,772,005
ServiceMaster Global Holdings, Inc. (a)	217,772	11,759,688
Sotheby's Class A (Ltd. vtg.) (a)(b)	57,339	1,932,898
Strategic Education, Inc.	35,022	6,163,522
Universal Technical Institute, Inc. (a)	21,577	73,146
Weight Watchers International, Inc. (a)(b)	60,286	1,042,345
Xpresspa Group, Inc. (a)(b)	362	688
Zovio, Inc. (a)	38,267	156,895
		94,488,148
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	394,128	13,711,713
BFC Financial Corp. Class A	115,291	471,540
Biglari Holdings, Inc. (a)	181	88,600
Biglari Holdings, Inc. (a)	1,815	164,439
BJ's Restaurants, Inc.	33,182	1,389,994
Bloomin' Brands, Inc.	147,430	2,846,873
Bluegreen Vacations Corp. (b)	16,182	126,543
Boyd Gaming Corp.	125,997	3,013,848
Brinker International, Inc.	58,400	2,194,088
Caesars Entertainment Corp. (a)(b)	918,137	8,070,424
Carnival Corp.	643,144	32,922,541
Carrols Restaurant Group, Inc. (a)	62,327	531,026
Century Casinos, Inc. (a)	40,600	354,844
Chipotle Mexican Grill, Inc. (a)	38,815	25,616,736
Choice Hotels International, Inc.	55,399	4,558,784
Churchill Downs, Inc.	56,404	5,560,306
Chuy's Holdings, Inc. (a)	29,824	659,707
Cracker Barrel Old Country Store, Inc. (b)	38,479	6,044,666
Darden Restaurants, Inc.	198,953	23,142,213
Dave & Buster's Entertainment, Inc.	58,656	2,917,549
Del Frisco's Restaurant Group, Inc. (a)(b)	56,231	385,745
Del Taco Restaurants, Inc. (a)	65,236	705,854
Denny's Corp. (a)	105,361	2,073,504
Dine Brands Global, Inc. (b)	28,318	2,673,786
Domino's Pizza, Inc.	65,469	18,298,586
Dover Motorsports, Inc.	7,329	15,244
Drive Shack, Inc. (a)	86,850	395,168
Dunkin' Brands Group, Inc.	133,003	9,871,483
El Pollo Loco Holdings, Inc. (a)	41,199	431,766
Eldorado Resorts, Inc. (a)(b)	107,575	5,289,463
Empire Resorts, Inc. (a)	2,950	36,020
Everi Holdings, Inc. (a)	117,864	1,313,005
Extended Stay America, Inc. unit	300,374	5,148,410
Famous Dave's of America, Inc. (a)	5,591	21,022
Fiesta Restaurant Group, Inc. (a)	37,168	527,042
Golden Entertainment, Inc. (a)(b)	32,536	419,714
Good Times Restaurants, Inc. (a)	5,823	12,345
Habit Restaurants, Inc. Class A (a)	35,040	357,408
Hilton Grand Vacations, Inc. (a)	153,023	3,889,845
Hilton Worldwide Holdings, Inc.	470,381	42,070,877
Hyatt Hotels Corp. Class A	61,612	4,450,851
Inspired Entertainment, Inc. (a)	2,764	20,537
International Speedway Corp. Class A	41,115	1,840,307
J. Alexanders Holdings, Inc. (a)	15,079	158,631
Jack in the Box, Inc.	41,546	3,456,627
Las Vegas Sands Corp.	591,816	32,549,880
Lindblad Expeditions Holdings (a)	51,427	839,289
Luby's, Inc. (a)	10,718	14,041
Marriott International, Inc. Class A	453,060	56,560,010
Marriott Vacations Worldwide Corp.	63,271	5,688,063
McDonald's Corp.	1,226,386	243,155,552
MGM Mirage, Inc.	812,786	20,173,349
Monarch Casino & Resort, Inc. (a)	18,933	814,687
Nathan's Famous, Inc.	3,201	216,388
Noodles & Co. (a)	71,862	519,562
Norwegian Cruise Line Holdings Ltd. (a)	346,383	18,950,614
Papa John's International, Inc. (b)	35,873	1,738,764
Penn National Gaming, Inc. (a)	170,890	3,221,277
Planet Fitness, Inc. (a)	132,685	10,146,422
Playa Hotels & Resorts NV (a)	103,311	831,654
PlayAGS, Inc. (a)	47,070	900,920
Potbelly Corp. (a)	38,413	193,217
Rave Restaurant Group, Inc. (a)	6,659	15,316
RCI Hospitality Holdings, Inc.	11,355	184,632
Red Lion Hotels Corp. (a)	32,872	249,170
Red Robin Gourmet Burgers, Inc. (a)(b)	22,032	563,579
Red Rock Resorts, Inc.	113,397	2,367,729
Royal Caribbean Cruises Ltd.	275,807	33,582,260
Ruth's Hospitality Group, Inc.	54,236	1,240,377
Scientific Games Corp. Class A (a)(b)	93,123	1,778,649
SeaWorld Entertainment, Inc. (a)	111,082	3,554,624
Shake Shack, Inc. Class A (a)	40,512	2,485,411
Six Flags Entertainment Corp.	114,236	5,638,689
Speedway Motorsports, Inc.	21,813	396,124
Starbucks Corp.	1,991,764	151,493,570
Texas Roadhouse, Inc. Class A	107,675	5,519,421
The Cheesecake Factory, Inc. (b)	67,178	2,905,449
Town Sports International Holdings, Inc. (a)	30,279	77,817
U.S. Foods Holding Corp. (a)	350,997	12,130,456
Vail Resorts, Inc.	64,476	13,869,432
Wendy's Co.	288,837	5,311,712
Wingstop, Inc.	47,760	3,805,517
Wyndham Destinations, Inc.	152,137	6,052,010
Wyndham Hotels & Resorts, Inc.	156,061	8,324,294
Wynn Resorts Ltd.	154,350	16,566,386
YETI Holdings, Inc. (b)	48,324	1,155,910
Yum! Brands, Inc.	492,345	50,391,511
		964,423,408
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	13,395	196,773
Beazer Homes U.S.A., Inc. (a)	60,579	550,057
Cavco Industries, Inc. (a)	13,261	1,904,280
Century Communities, Inc. (a)	44,697	1,193,410
Comstock Holding Companies, Inc. (a)(b)	1,097	2,775
CSS Industries, Inc.	11,821	56,150
D.R. Horton, Inc.	541,170	23,140,429
Dixie Group, Inc. (a)	8,145	4,537
Emerson Radio Corp. (a)	17,400	19,314
Ethan Allen Interiors, Inc.	39,295	833,840
Flexsteel Industries, Inc.	6,737	115,540
Garmin Ltd.	191,216	14,624,200
GoPro, Inc. Class A (a)	181,997	1,146,581
Green Brick Partners, Inc. (a)	33,338	289,707
Hamilton Beach Brands Holding Co. Class A	15,039	263,032
Helen of Troy Ltd. (a)	41,006	5,478,812
Hooker Furniture Corp.	19,296	517,712
Hovnanian Enterprises, Inc. Class A (a)(b)	9,851	93,585
Installed Building Products, Inc. (a)	36,026	1,853,177
iRobot Corp. (a)(b)	44,052	3,837,370
KB Home	133,233	3,348,145
Koss Corp. (a)	1,958	3,936
La-Z-Boy, Inc.	80,050	2,576,810
Leggett & Platt, Inc. (b)	205,259	7,288,747
Lennar Corp.:
Class A	474,752	23,576,184
Class B	8,965	354,207
LGI Homes, Inc. (a)(b)	29,801	2,032,428
Libbey, Inc. (a)	30,758	57,210
Lifetime Brands, Inc.	10,302	80,356
Lovesac (a)(b)	8,450	304,623
M.D.C. Holdings, Inc.	76,516	2,404,898
M/I Homes, Inc. (a)	51,595	1,412,671
Meritage Homes Corp. (a)	57,818	2,896,682
Mohawk Industries, Inc. (a)	98,072	13,293,660
New Home Co. LLC (a)	13,037	51,496
Newell Brands, Inc.	621,401	8,339,201
Nova LifeStyle, Inc. (a)(b)	19,169	13,227
NVR, Inc. (a)	5,469	17,509,386
PulteGroup, Inc.	406,646	12,606,026
Roku, Inc. Class A (a)	130,575	11,803,980
Skyline Champion Corp.	81,502	1,906,332
Sonos, Inc. (b)	24,222	245,853
Taylor Morrison Home Corp. (a)	181,527	3,625,094
Tempur Sealy International, Inc. (a)(b)	72,714	4,639,880
Toll Brothers, Inc.	216,158	7,515,814
TopBuild Corp. (a)	56,279	4,461,236
TRI Pointe Homes, Inc. (a)	223,669	2,751,129
Tupperware Brands Corp.	76,028	1,415,641
Turtle Beach Corp. (a)(b)	8,929	74,289
Universal Electronics, Inc. (a)	23,925	942,406
VOXX International Corp. (a)	28,794	102,795
Vuzix Corp. (a)(b)	26,057	54,199
Whirlpool Corp. (b)	100,566	11,553,022
William Lyon Homes, Inc. (a)	61,842	1,146,551
Zagg, Inc. (a)	45,613	303,783
		206,813,178
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	45,122	823,928
Amazon.com, Inc. (a)	661,219	1,173,710,010
Blue Apron Holdings, Inc. Class A (a)(b)	140,449	97,542
Duluth Holdings, Inc. (a)(b)	16,194	242,100
eBay, Inc.	1,377,873	49,506,977
Etsy, Inc. (a)	191,557	11,935,917
EVINE Live, Inc. (a)	52,370	23,567
Expedia, Inc.	188,459	21,672,785
FTD Companies, Inc. (a)	18,624	14,156
Gaia, Inc. Class A (a)(b)	15,951	118,516
Groupon, Inc. (a)	713,124	2,517,328
GrubHub, Inc. (a)(b)	144,443	9,410,461
Lands' End, Inc. (a)(b)	29,460	364,420
Leaf Group Ltd. (a)	15,786	113,501
Liberty Expedia Holdings, Inc. (a)	88,405	3,644,938
Liberty Interactive Corp. QVC Group Series A (a)	673,804	8,442,764
Liquidity Services, Inc. (a)	42,181	237,057
Overstock.com, Inc. (a)(b)	36,088	344,640
PetMed Express, Inc. (b)	34,246	598,278
Quotient Technology, Inc. (a)	134,046	1,416,866
Remark Holdings, Inc. (a)	24,921	24,921
Shutterfly, Inc. (a)	57,785	2,743,632
Shutterstock, Inc.	33,196	1,263,440
Stamps.com, Inc. (a)	24,921	835,850
Stitch Fix, Inc. (a)(b)	38,526	892,262
The Booking Holdings, Inc. (a)	72,139	119,478,055
The Rubicon Project, Inc. (a)	78,231	430,271
U.S. Auto Parts Network, Inc. (a)	3,702	3,776
Waitr Holdings, Inc. (a)(b)	89,679	627,753
Wayfair LLC Class A (a)(b)	99,358	14,308,546
		1,425,844,257
Leisure Products - 0.1%
Acushnet Holdings Corp.	60,104	1,411,843
American Outdoor Brands Corp. (a)	95,648	802,487
Brunswick Corp.	136,386	5,657,291
Callaway Golf Co.	142,634	2,096,720
Clarus Corp.	35,926	458,057
Escalade, Inc.	5,150	57,320
Hasbro, Inc.	184,347	17,538,774
JAKKS Pacific, Inc. (a)(b)	26,721	20,762
Johnson Outdoors, Inc. Class A	10,180	751,386
Malibu Boats, Inc. Class A (a)	33,830	1,214,497
Marine Products Corp.	8,611	119,176
Mattel, Inc. (a)(b)	544,032	5,358,715
MCBC Holdings, Inc. (a)	31,575	627,080
Nautilus, Inc. (a)	44,347	119,293
Polaris Industries, Inc.	90,788	7,252,145
Sturm, Ruger & Co., Inc. (b)	29,740	1,478,375
Summer Infant, Inc. (a)	23,913	12,102
Vista Outdoor, Inc. (a)	93,625	718,104
		45,694,127
Multiline Retail - 0.5%
Big Lots, Inc.	63,106	1,741,726
Dillard's, Inc. Class A (b)	29,449	1,668,580
Dollar General Corp.	419,551	53,400,451
Dollar Tree, Inc. (a)	379,711	38,574,840
Fred's, Inc. Class A (a)(b)	53,732	21,509
JC Penney Corp., Inc. (a)(b)	551,630	468,886
Kohl's Corp.	265,569	13,097,863
Macy's, Inc.	489,322	10,065,354
Nordstrom, Inc. (b)	170,479	5,335,993
Ollie's Bargain Outlet Holdings, Inc. (a)	81,226	8,018,631
Target Corp.	836,858	67,325,226
Tuesday Morning Corp. (a)(b)	81,166	123,372
		199,842,431
Specialty Retail - 2.2%
Aaron's, Inc. Class A	108,100	5,757,406
Abercrombie & Fitch Co. Class A	106,866	1,848,782
Advance Auto Parts, Inc.	114,969	17,820,195
America's Car Mart, Inc. (a)	10,840	933,324
American Eagle Outfitters, Inc.	270,973	4,714,930
Armstrong Flooring, Inc. (a)	39,062	411,713
Asbury Automotive Group, Inc. (a)	32,741	2,429,055
Ascena Retail Group, Inc. (a)(b)	299,367	314,335
At Home Group, Inc. (a)(b)	43,558	829,780
AutoNation, Inc. (a)	96,585	3,812,210
AutoZone, Inc. (a)	39,813	40,892,330
Barnes & Noble Education, Inc. (a)	73,516	233,046
Barnes & Noble, Inc. (b)	99,796	438,104
Bed Bath & Beyond, Inc. (b)	221,994	2,817,104
Best Buy Co., Inc.	370,127	23,195,859
Big 5 Sporting Goods Corp.	29,776	59,552
Blink Charging Co. (a)(b)	29,746	65,144
Boot Barn Holdings, Inc. (a)	46,439	1,213,451
Build-A-Bear Workshop, Inc. (a)	23,941	120,663
Burlington Stores, Inc. (a)	106,512	16,677,649
Caleres, Inc.	71,167	1,342,210
Camping World Holdings, Inc. (b)	53,618	564,598
CarMax, Inc. (a)(b)	269,386	21,087,536
Carvana Co. Class A (a)(b)	51,209	2,963,977
Chico's FAS, Inc.	211,068	711,299
Citi Trends, Inc.	22,942	313,847
Conn's, Inc. (a)(b)	42,570	764,132
Destination Maternity Corp. (a)	16,308	21,200
Destination XL Group, Inc. (a)	37,703	63,341
Dick's Sporting Goods, Inc. (b)	117,529	4,055,926
DSW, Inc. Class A	91,809	1,660,825
Express, Inc. (a)	118,304	356,095
Five Below, Inc. (a)	88,814	11,433,026
Floor & Decor Holdings, Inc. Class A (a)(b)	93,389	3,317,177
Foot Locker, Inc.	179,464	7,061,908
Francesca's Holdings Corp. (a)(b)	42,320	20,165
GameStop Corp. Class A (b)	168,086	1,274,092
Gap, Inc.	337,528	6,305,023
Genesco, Inc. (a)	31,724	1,426,946
GNC Holdings, Inc. Class A (a)(b)	146,975	205,765
Group 1 Automotive, Inc.	28,350	2,046,587
Guess?, Inc.	93,284	1,508,402
Haverty Furniture Companies, Inc.	36,148	629,337
Hibbett Sports, Inc. (a)(b)	34,041	752,987
Kirkland's, Inc. (a)	26,178	105,497
L Brands, Inc.	361,401	8,117,066
Lithia Motors, Inc. Class A (sub. vtg.)	36,108	4,121,728
Lowe's Companies, Inc.	1,284,536	119,821,518
Lumber Liquidators Holdings, Inc. (a)(b)	49,308	472,864
MarineMax, Inc. (a)	33,856	527,476
Michaels Companies, Inc. (a)	151,772	1,382,643
Monro, Inc. (b)	53,440	4,259,702
Murphy U.S.A., Inc. (a)	48,365	3,881,775
O'Reilly Automotive, Inc. (a)	126,463	46,964,564
Office Depot, Inc.	847,111	1,660,338
Party City Holdco, Inc. (a)(b)	93,130	735,727
Penske Automotive Group, Inc.	61,050	2,608,056
Pier 1 Imports, Inc. (a)(b)	119,965	69,556
Rent-A-Center, Inc. (a)	75,018	1,789,929
RH (a)(b)	28,753	2,448,318
Ross Stores, Inc.	594,279	55,262,004
RTW Retailwinds, Inc. (a)	36,435	69,591
Sally Beauty Holdings, Inc. (a)(b)	191,686	2,909,793
Sears Hometown & Outlet Stores, Inc. (a)(b)	7,334	15,988
Shoe Carnival, Inc. (b)	15,644	401,894
Signet Jewelers Ltd.	80,966	1,527,019
Sleep Number Corp. (a)	48,879	1,701,478
Sonic Automotive, Inc. Class A (sub. vtg.)	49,085	855,552
Sportsman's Warehouse Holdings, Inc. (a)(b)	62,421	229,709
Stage Stores, Inc. (b)	28,383	28,667
Stein Mart, Inc. (a)(b)	29,639	23,273
Tailored Brands, Inc. (b)	80,827	425,150
The Buckle, Inc. (b)	48,205	725,485
The Cato Corp. Class A (sub. vtg.)	43,149	534,616
The Children's Place Retail Stores, Inc. (b)	25,887	2,398,689
The Container Store Group, Inc. (a)	21,827	153,444
The Home Depot, Inc.	1,811,886	343,986,557
Tiffany & Co., Inc. (b)	170,249	15,170,888
Tile Shop Holdings, Inc.	70,779	295,856
Tilly's, Inc.	37,667	293,803
TJX Companies, Inc.	1,982,239	99,686,799
Tractor Supply Co.	193,374	19,488,232
Trans World Entertainment Corp. (a)	2,183	644
Ulta Beauty, Inc.(a)	89,431	29,814,507
Urban Outfitters, Inc. (a)(b)	118,778	2,668,942
Vitamin Shoppe, Inc. (a)(b)	33,174	124,071
Williams-Sonoma, Inc. (b)	124,885	7,305,773
Winmark Corp.	2,881	474,904
Zumiez, Inc. (a)	32,547	643,780
		980,654,898
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	243,668	7,914,337
Carter's, Inc.	73,369	6,171,067
Centric Brands, Inc. (a)	22,560	79,411
Cherokee, Inc. (a)(b)	14,903	12,071
Columbia Sportswear Co.	49,508	4,642,860
Crocs, Inc. (a)	106,944	2,066,158
Culp, Inc.	14,699	253,264
Deckers Outdoor Corp. (a)	46,235	7,032,344
Delta Apparel, Inc. (a)	3,163	68,194
Fossil Group, Inc. (a)(b)	76,336	747,329
G-III Apparel Group Ltd. (a)	72,189	1,857,423
Hanesbrands, Inc.	576,380	8,559,243
Iconix Brand Group, Inc. (a)(b)	7,459	6,266
J.Jill, Inc.	18,011	26,656
Kontoor Brands, Inc. (a)	73,612	2,156,832
Lakeland Industries, Inc. (a)	4,997	60,963
lululemon athletica, Inc. (a)	168,084	27,833,030
Movado Group, Inc.	28,763	740,935
NIKE, Inc. Class B	2,021,654	155,950,390
Oxford Industries, Inc.	28,873	2,056,913
PVH Corp.	120,257	10,244,694
Ralph Lauren Corp. (b)	83,711	8,800,537
Rocky Brands, Inc.	10,567	258,469
Sequential Brands Group, Inc. (a)(b)	60,732	44,334
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	212,755	5,942,247
Steven Madden Ltd.	128,368	3,884,416
Superior Group of Companies, Inc.	8,782	140,600
Tapestry, Inc.	459,956	13,136,343
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	328,810	7,496,868
Class C (non-vtg.) (a)(b)	275,168	5,566,649
Unifi, Inc. (a)	24,155	455,322
Vera Bradley, Inc. (a)	34,656	379,483
VF Corp.	523,473	42,861,969
Vince Holding Corp. (a)	3,289	41,343
Wolverine World Wide, Inc.	151,712	4,238,833
		331,727,793

TOTAL CONSUMER DISCRETIONARY		4,596,312,528

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)	61,526	97,826
Boston Beer Co., Inc. Class A (a)	13,974	4,392,028
Brown-Forman Corp.:
Class A	33,745	1,660,591
Class B (non-vtg.)	327,028	16,344,859
Castle Brands, Inc. (a)(b)	127,427	63,076
Celsius Holdings, Inc. (a)(b)	4,093	16,372
Coca-Cola Bottling Co. Consolidated	8,073	2,438,127
Constellation Brands, Inc. Class A (sub. vtg.)	267,564	47,211,668
Craft Brew Alliance, Inc. (a)	16,758	231,428
Keurig Dr. Pepper, Inc. (b)	295,710	8,336,065
MGP Ingredients, Inc. (b)	21,160	1,274,044
Molson Coors Brewing Co. Class B	295,190	16,229,546
Monster Beverage Corp. (a)	629,219	38,923,487
National Beverage Corp. (b)	19,220	867,783
New Age Beverages Corp. (a)(b)	99,636	504,158
PepsiCo, Inc.	2,251,003	288,128,384
Primo Water Corp. (a)	60,946	703,317
REED'S, Inc. (a)	37,001	122,473
The Coca-Cola Co.	6,170,431	303,153,275
		730,698,507
Food & Staples Retailing - 1.3%
Andersons, Inc.	46,662	1,267,807
BJ's Wholesale Club Holdings, Inc. (b)	150,843	3,768,058
Casey's General Stores, Inc.	58,518	7,553,503
Chefs' Warehouse Holdings (a)(b)	35,778	1,133,089
Costco Wholesale Corp.	706,539	169,272,614
Ingles Markets, Inc. Class A	22,937	683,752
Kroger Co.	1,271,014	28,991,829
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	15,018	154,235
Performance Food Group Co. (a)	167,844	6,604,661
PriceSmart, Inc.	39,626	1,925,824
Rite Aid Corp. (a)(b)	86,990	666,343
Smart & Final Stores, Inc. (a)	48,109	313,190
SpartanNash Co.	58,470	674,744
Sprouts Farmers Market LLC (a)	200,195	4,013,910
Sysco Corp.	756,957	52,093,781
United Natural Foods, Inc. (a)	81,931	831,600
Village Super Market, Inc. Class A	11,028	292,021
Walgreens Boots Alliance, Inc.	1,286,946	63,497,916
Walmart, Inc.	2,283,397	231,627,792
Weis Markets, Inc.	29,330	1,108,674
		576,475,343
Food Products - 1.1%
Alico, Inc.	2,935	75,635
Archer Daniels Midland Co.	888,222	34,036,667
B&G Foods, Inc. Class A (b)	108,203	2,375,056
Bunge Ltd.	225,126	11,771,839
Cal-Maine Foods, Inc.	50,176	1,857,516
Calavo Growers, Inc. (b)	25,203	2,204,002
Campbell Soup Co. (b)	310,928	11,289,796
Coffee Holding Co., Inc. (a)	10,788	47,359
Conagra Brands, Inc.	777,483	20,813,220
Darling International, Inc. (a)	265,820	5,023,998
Dean Foods Co. (b)	154,033	169,436
Farmer Brothers Co. (a)	19,994	366,290
Flowers Foods, Inc.	297,848	6,662,860
Fresh Del Monte Produce, Inc.	51,322	1,284,076
Freshpet, Inc. (a)	48,635	2,260,068
General Mills, Inc.	949,757	46,955,986
Hormel Foods Corp. (b)	440,659	17,401,624
Hostess Brands, Inc. Class A (a)(b)	167,805	2,246,909
Ingredion, Inc.	106,696	8,125,967
J&J Snack Foods Corp.	24,643	3,963,827
John B. Sanfilippo & Son, Inc.	14,938	1,144,998
Kellogg Co.	401,359	21,095,429
Lamb Weston Holdings, Inc.	230,362	13,648,949
Lancaster Colony Corp.	31,950	4,595,369
Landec Corp. (a)	48,145	477,598
Lifeway Foods, Inc. (a)	1,439	3,065
Limoneira Co.	22,476	425,920
McCormick & Co., Inc. (non-vtg.)	195,717	30,539,681
Mondelez International, Inc.	2,306,377	117,279,270
nLIGHT, Inc. (a)(b)	11,931	222,990
Pilgrim's Pride Corp. (a)	84,479	2,160,128
Post Holdings, Inc. (a)	107,622	11,311,072
Sanderson Farms, Inc. (b)	31,531	4,310,603
Seaboard Corp.	499	2,045,900
Seneca Foods Corp. Class A (a)	8,770	216,619
The Hain Celestial Group, Inc. (a)(b)	151,049	3,079,889
The Hershey Co.	220,111	29,045,848
The J.M. Smucker Co.	182,946	22,238,916
The Kraft Heinz Co.	980,664	27,115,360
The Simply Good Foods Co. (a)	83,653	1,797,703
Tootsie Roll Industries, Inc.	37,813	1,435,381
TreeHouse Foods, Inc. (a)	88,235	4,599,691
Tyson Foods, Inc. Class A	470,700	35,721,423
		513,443,933
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	87,279	2,231,724
Church & Dwight Co., Inc.	397,616	29,586,607
Clorox Co. (b)	206,603	30,744,592
Colgate-Palmolive Co.	1,382,093	96,221,315
Energizer Holdings, Inc.	103,072	4,217,706
Funko, Inc. (a)(b)	29,511	612,648
Kimberly-Clark Corp.	552,929	70,714,090
Oil-Dri Corp. of America	1,544	45,378
Procter & Gamble Co.	4,010,405	412,710,779
Spectrum Brands Holdings, Inc. (b)	67,284	3,543,848
WD-40 Co. (b)	22,962	3,589,649
		654,218,336
Personal Products - 0.2%
Avon Products, Inc. (a)	707,878	2,661,621
Coty, Inc. Class A	481,989	5,947,744
Cyanotech Corp. (a)	1,687	5,162
Edgewell Personal Care Co. (a)	88,193	2,517,028
elf Beauty, Inc. (a)(b)	38,719	394,547
Estee Lauder Companies, Inc. Class A	350,027	56,364,848
Herbalife Nutrition Ltd. (a)	162,595	6,793,219
Inter Parfums, Inc.	29,492	1,910,492
LifeVantage Corp. (a)	21,994	246,773
Mannatech, Inc.	439	7,358
MediFast, Inc.	18,634	2,402,854
Natural Health Trends Corp. (b)	16,126	164,163
Nature's Sunshine Products, Inc. (a)	5,123	49,334
Nu Skin Enterprises, Inc. Class A	87,852	4,101,810
Revlon, Inc. (a)(b)	16,916	358,281
USANA Health Sciences, Inc. (a)	22,209	1,571,953
Veru, Inc. (a)	8,604	16,950
Youngevity International, Inc. (a)(b)	13,273	73,400
		85,587,537
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	189,821	362,558
Altria Group, Inc.	3,000,939	147,226,067
Philip Morris International, Inc.	2,492,349	192,234,878
Pyxus International, Inc. (a)(b)	12,050	216,177
Turning Point Brands, Inc.	14,394	708,617
Universal Corp.	40,922	2,312,911
Vector Group Ltd.	171,451	1,534,486
		344,595,694

TOTAL CONSUMER STAPLES		2,905,019,350

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Archrock, Inc.	221,450	1,964,262
Aspen Aerogels, Inc. (a)	7,230	35,427
Baker Hughes, a GE Co. Class A	822,591	17,611,673
Basic Energy Services, Inc. (a)	31,447	60,064
C&J Energy Services, Inc. (a)	95,152	1,126,600
Carbo Ceramics, Inc. (a)	26,915	38,758
Core Laboratories NV (b)	70,460	3,356,714
Dawson Geophysical Co. (a)	17,427	39,036
Diamond Offshore Drilling, Inc. (a)(b)	100,668	792,257
Dmc Global, Inc.	23,558	1,593,463
Dril-Quip, Inc. (a)	59,762	2,465,183
ENGlobal Corp. (a)	4,134	3,307
Ensco PLC Class A (b)	311,454	2,606,870
Enservco Corp. (a)	15,062	6,929
Era Group, Inc. (a)	30,922	227,277
Exterran Corp. (a)	51,650	712,770
Forum Energy Technologies, Inc. (a)	135,976	519,428
Frank's International NV (a)(b)	144,452	821,932
FTS International, Inc. (a)	52,690	324,044
Geospace Technologies Corp. (a)	19,013	237,853
Gulf Island Fabrication, Inc. (a)	16,762	134,096
Halliburton Co.	1,390,741	29,608,876
Helix Energy Solutions Group, Inc. (a)	230,685	1,559,431
Helmerich & Payne, Inc.	175,318	8,574,803
Hornbeck Offshore Services, Inc. (a)(b)	37,785	46,853
Independence Contract Drilling, Inc. (a)	52,629	104,732
ION Geophysical Corp. (a)	19,360	131,454
Key Energy Services, Inc. (a)(b)	10,250	17,425
KLX Energy Services Holdings, Inc. (a)	38,810	764,557
Liberty Oilfield Services, Inc. Class A	65,603	836,438
Mammoth Energy Services, Inc. (b)	20,802	218,421
Matrix Service Co. (a)	47,527	860,239
McDermott International, Inc. (a)(b)	292,112	1,764,356
Mitcham Industries, Inc. (a)	17,079	61,655
Nabors Industries Ltd.	506,893	1,196,267
National Oilwell Varco, Inc.	613,529	12,792,080
Natural Gas Services Group, Inc. (a)	17,340	264,088
NCS Multistage Holdings, Inc. (a)	30,432	81,253
Newpark Resources, Inc. (a)	159,824	1,117,170
Noble Corp. (a)	422,399	819,454
Oceaneering International, Inc. (a)	167,884	2,753,298
Oil States International, Inc. (a)	100,761	1,676,663
Patterson-UTI Energy, Inc.	343,446	3,650,831
Pioneer Energy Services Corp. (a)	114,721	36,137
Profire Energy, Inc. (a)	30,508	45,762
Quintana Energy Services, Inc. (a)	1,979	5,244
Ranger Energy Services, Inc. Class A (a)	3,314	20,249
RigNet, Inc. (a)	21,332	177,909
RPC, Inc. (b)	101,461	754,870
Schlumberger Ltd.	2,219,099	76,980,544
SEACOR Holdings, Inc. (a)	29,597	1,231,531
SEACOR Marine Holdings, Inc. (a)	22,414	308,641
Smart Sand, Inc. (a)	30,287	100,856
Solaris Oilfield Infrastructure, Inc. Class A (b)	53,823	765,901
Superior Drilling Products, Inc. (a)	19,013	21,485
Superior Energy Services, Inc. (a)	264,694	428,804
Synthesis Energy Systems, Inc. (a)	12,660	4,621
TechnipFMC PLC	681,969	14,184,955
TETRA Technologies, Inc. (a)	191,663	295,161
Tidewater, Inc. (a)	57,567	1,226,753
Transocean Ltd. (United States) (a)(b)	807,819	5,008,478
U.S. Silica Holdings, Inc. (b)	122,315	1,269,630
U.S. Well Services, Inc. (a)	3,485	24,900
		206,470,718
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	276,160	263,760
Adams Resources & Energy, Inc.	1,533	52,199
Aemetis, Inc. (a)	7,375	7,596
Alta Mesa Resources, Inc. Class A (a)(b)	185,135	26,826
Altus Midstream Co. (a)	106,574	488,109
Anadarko Petroleum Corp.	801,559	56,405,707
Antero Resources Corp. (a)(b)	363,957	2,391,197
Apache Corp.	599,597	15,631,494
Approach Resources, Inc. (a)(b)	57,548	12,304
Arch Coal, Inc.	28,441	2,507,074
Barnwell Industries, Inc. (a)	2,088	2,731
Berry Petroleum Corp.	35,732	384,119
Bonanza Creek Energy, Inc. (a)	33,972	663,473
Cabot Oil & Gas Corp.	672,247	16,819,620
California Resources Corp. (a)(b)	75,967	1,230,665
Callon Petroleum Co. (a)(b)	349,260	2,182,875
Carrizo Oil & Gas, Inc. (a)(b)	137,227	1,396,971
Centennial Resource Development, Inc. Class A (a)(b)	310,503	2,452,974
Chaparral Energy, Inc. Class A (a)(b)	48,885	206,295
Cheniere Energy, Inc. (a)	353,167	22,313,091
Chesapeake Energy Corp. (a)(b)	1,661,056	3,189,228
Chevron Corp.	3,045,069	346,681,106
Cimarex Energy Co.	161,066	9,211,365
Clean Energy Fuels Corp. (a)	217,904	581,804
CNX Resources Corp. (a)	334,925	2,585,621
Comstock Resources, Inc. (a)	26,587	116,451
Concho Resources, Inc.	318,911	31,256,467
ConocoPhillips Co.	1,821,727	107,409,024
CONSOL Energy, Inc. (a)	44,097	1,156,223
Contango Oil & Gas Co. (a)	37,629	80,526
Continental Resources, Inc. (a)	139,565	4,884,775
Contura Energy, Inc. (a)	7,727	406,827
CVR Energy, Inc.	49,042	2,082,814
Delek U.S. Holdings, Inc.	113,641	3,478,551
Denbury Resources, Inc. (a)(b)	748,820	1,078,301
Devon Energy Corp.	665,406	16,741,615
Diamondback Energy, Inc.	246,406	24,162,572
Dorian Lpg Ltd. (a)	55,858	394,357
Earthstone Energy, Inc. (a)	27,537	150,627
EOG Resources, Inc.	926,960	75,899,485
EQT Corp.	410,022	7,503,403
Equitrans Midstream Corp.	332,986	6,613,102
Evolution Petroleum Corp.	46,769	285,759
Extraction Oil & Gas, Inc. (a)(b)	184,996	627,136
Exxon Mobil Corp.	6,790,296	480,549,248
Falcon Minerals Corp.	128,463	948,057
Gevo, Inc. (a)	287	537
Goodrich Petroleum Corp. (a)	1,572	18,188
Green Plains, Inc.	66,061	862,096
Gulfport Energy Corp. (a)	238,331	1,303,671
Halcon Resources Corp. (a)(b)	214,284	45,814
Hallador Energy Co.	21,872	123,796
Hess Corp.	401,929	22,451,754
Highpoint Resources, Inc. (a)(b)	173,815	325,034
HollyFrontier Corp.	249,317	9,469,060
Houston American Energy Corp. (a)(b)	26,759	6,048
International Seaways, Inc. (a)	52,907	941,745
Isramco, Inc. (a)	90	10,685
Jagged Peak Energy, Inc. (a)(b)	110,660	918,478
Kinder Morgan, Inc.	3,132,304	62,489,465
Kosmos Energy Ltd.	371,047	2,285,650
Laredo Petroleum, Inc. (a)	228,641	603,612
Legacy Reserves, Inc. (a)(b)	75,212	9,484
Lilis Energy, Inc. (a)	43,398	31,681
Lonestar Resources U.S., Inc. (a)	25,340	69,685
Magnolia Oil & Gas Corp. Class A (a)(b)	145,967	1,610,016
Marathon Oil Corp.	1,299,988	17,094,842
Marathon Petroleum Corp.	1,073,749	49,381,717
Matador Resources Co. (a)(b)	161,113	2,648,698
Midstates Petroleum Co., Inc. (a)	37,751	252,554
Montage Resources Corp. (a)	16,339	127,608
Murphy Oil Corp.	268,482	6,671,778
NACCO Industries, Inc. Class A	5,760	287,770
Nextdecade Corp. (a)	21,543	116,978
Nine Energy Service, Inc. (a)	21,049	355,728
Noble Energy, Inc.	776,431	16,615,623
Northern Oil & Gas, Inc. (a)(b)	356,625	709,684
Oasis Petroleum, Inc. (a)	422,105	2,194,946
Occidental Petroleum Corp.	1,202,733	59,860,021
ONEOK, Inc.	664,816	42,295,594
Overseas Shipholding Group, Inc. (a)	105,347	158,021
Pacific Ethanol, Inc. (a)	37,614	36,474
Panhandle Royalty Co. Class A	23,693	313,932
Par Pacific Holdings, Inc. (a)	49,860	977,256
Parsley Energy, Inc. Class A (a)	419,612	7,481,682
PBF Energy, Inc. Class A	191,235	5,048,604
PDC Energy, Inc. (a)	108,201	3,302,295
Peabody Energy Corp.	129,552	3,047,063
Penn Virginia Corp. (a)(b)	22,552	687,836
Phillips 66 Co.	673,399	54,410,639
Pioneer Natural Resources Co.	271,051	38,478,400
QEP Resources, Inc. (a)	391,614	2,706,053
Ramaco Resources, Inc. (a)	2,772	15,606
Range Resources Corp. (b)	320,667	2,507,616
Renewable Energy Group, Inc. (a)(b)	58,528	915,378
Rex American Resources Corp. (a)	9,304	627,741
Ring Energy, Inc. (a)	94,812	335,634
Roan Resources, Inc. (a)	90,789	189,749
SandRidge Energy, Inc. (a)	53,249	366,886
SemGroup Corp. Class A	103,346	1,303,193
SilverBow Resources, Inc. (a)	9,199	131,270
SM Energy Co.	159,722	1,857,567
Southwestern Energy Co. (a)(b)	923,186	3,314,238
SRC Energy, Inc. (a)	399,679	1,894,478
Talos Energy, Inc. (a)	37,654	878,844
Targa Resources Corp.	365,449	14,055,169
Tellurian, Inc. (a)(b)	150,018	1,153,638
Tengasco, Inc. (a)	925	855
The Williams Companies, Inc.	1,945,957	51,334,346
Torchlight Energy Resources, Inc. (a)(b)	67,894	76,720
TransAtlantic Petroleum Ltd. (a)	13,482	10,447
U.S. Energy Corp. (a)	1,660	714
Ultra Petroleum Corp. (a)(b)	319,457	118,039
Unit Corp. (a)	93,091	895,535
Uranium Energy Corp. (a)(b)	273,245	368,881
VAALCO Energy, Inc. (a)	68,840	109,456
Valero Energy Corp.	665,765	46,869,856
Vertex Energy, Inc. (a)	13,073	16,995
W&T Offshore, Inc. (a)(b)	150,982	634,124
Whiting Petroleum Corp. (a)(b)	138,818	2,551,475
World Fuel Services Corp.	110,273	3,213,355
WPX Energy, Inc. (a)	628,906	6,767,029
Zion Oil & Gas, Inc. (a)(b)	67,148	30,203
		1,814,896,856

TOTAL ENERGY		2,021,367,574

FINANCIALS - 13.7%
Banks - 5.6%
1st Source Corp.	31,989	1,399,839
ACNB Corp.	2,779	99,210
Allegiance Bancshares, Inc. (a)	20,268	657,899
Amalgamated Bank	9,791	161,552
American National Bankshares, Inc.	3,119	108,791
Ameris Bancorp	66,614	2,350,808
Ames National Corp.	1,945	51,154
Arrow Financial Corp.	13,787	443,528
Associated Banc-Corp.	274,781	5,443,412
Atlantic Capital Bancshares, Inc. (a)	44,320	725,075
Banc of California, Inc.	71,596	947,215
BancFirst Corp.	35,899	1,875,005
Bancorp, Inc., Delaware (a)	92,521	823,437
BancorpSouth Bank	153,751	4,163,577
Bank of America Corp.	14,391,327	382,809,298
Bank of Commerce Holdings	21,286	219,246
Bank of Hawaii Corp.	68,649	5,193,983
Bank of Marin Bancorp	21,123	855,693
Bank OZK	197,713	5,713,906
BankFinancial Corp.	25,085	348,682
BankUnited, Inc.	162,827	5,288,621
Banner Corp.	56,726	2,862,394
Bar Harbor Bankshares	20,362	481,154
BB&T Corp.	1,218,122	56,947,204
BCB Bancorp, Inc.	13,018	159,340
Berkshire Hills Bancorp, Inc.	77,812	2,271,332
BOK Financial Corp.	58,153	4,357,404
Boston Private Financial Holdings, Inc.	139,751	1,432,448
Bridge Bancorp, Inc.	39,207	1,091,131
Bridgewater Bancshares, Inc. (a)	8,724	95,790
Brookline Bancorp, Inc., Delaware	143,429	2,058,206
Bryn Mawr Bank Corp.	33,266	1,216,205
Business First Bancshares, Inc.	1,052	25,795
Byline Bancorp, Inc. (a)	28,709	535,710
C & F Financial Corp.	1,726	82,952
Cadence Bancorp Class A	206,872	3,827,132
Cambridge Bancorp	5,069	416,824
Camden National Corp.	25,086	1,062,392
Capital City Bank Group, Inc.	6,142	143,784
Capstar Financial Holdings, Inc.	2,101	31,158
Carolina Financial Corp.	32,310	1,072,692
Cathay General Bancorp	126,967	4,271,170
CB Financial Services, Inc.	442	10,383
CBTX, Inc.	40,823	1,112,427
Centerstate Banks of Florida, Inc.	168,661	3,691,989
Central Pacific Financial Corp.	49,948	1,388,055
Central Valley Community Bancorp	3,352	65,766
Century Bancorp, Inc. Class A (non-vtg.)	1,778	159,327
Chemical Financial Corp.	113,310	4,289,917
CIT Group, Inc.	160,633	7,636,493
Citigroup, Inc.	3,768,945	234,239,932
Citizens & Northern Corp.	6,437	177,661
Citizens Financial Group, Inc.	733,023	23,881,889
City Holding Co.	29,460	2,152,053
Civista Bancshares, Inc.	14,524	315,171
CNB Financial Corp., Pennsylvania	16,314	403,772
Columbia Banking Systems, Inc.	128,132	4,273,202
Comerica, Inc.	253,909	17,474,017
Commerce Bancshares, Inc.	163,079	9,349,319
Community Bank System, Inc.	88,206	5,452,013
Community Bankers Trust Corp.	17,731	129,082
Community Financial Corp.	2,845	88,280
Community Trust Bancorp, Inc.	28,063	1,111,014
ConnectOne Bancorp, Inc.	49,514	1,040,289
Cullen/Frost Bankers, Inc.	102,424	9,348,238
Customers Bancorp, Inc. (a)	51,208	1,009,822
CVB Financial Corp.	186,131	3,824,992
Eagle Bancorp, Inc.	52,599	2,791,955
East West Bancorp, Inc.	236,695	10,111,610
Enterprise Bancorp, Inc.	11,406	319,824
Enterprise Financial Services Corp.	39,651	1,553,923
Equity Bancshares, Inc. (a)	24,680	614,038
Evans Bancorp, Inc.	4,622	162,186
Farmers & Merchants Bancorp, Inc. (b)	13,633	402,855
Farmers National Banc Corp.	48,765	655,889
Fidelity Southern Corp.	41,961	1,182,041
Fifth Third Bancorp	1,228,193	32,547,115
Financial Institutions, Inc.	21,016	568,062
First Bancorp, North Carolina	51,605	1,827,333
First Bancorp, Puerto Rico	358,839	3,574,036
First Bancshares, Inc.	17,561	523,318
First Bank Hamilton New Jersey	18,405	206,136
First Busey Corp.	82,905	2,048,583
First Business Finance Services, Inc.	3,550	81,224
First Choice Bancorp	11,924	259,109
First Citizens Bancshares, Inc.	14,359	6,032,216
First Commonwealth Financial Corp.	187,715	2,359,578
First Community Bankshares, In	18,407	603,013
First Community Corp.	2,929	52,078
First Financial Bancorp, Ohio	163,479	3,648,851
First Financial Bankshares, Inc. (b)	112,265	6,360,935
First Financial Corp., Indiana	18,860	713,474
First Financial Northwest, Inc.	3,118	47,269
First Foundation, Inc.	65,748	861,956
First Hawaiian, Inc.	143,694	3,576,544
First Horizon National Corp.	503,758	6,755,395
First Internet Bancorp	13,967	283,949
First Interstate Bancsystem, Inc.	70,830	2,614,335
First Merchants Corp.	97,310	3,235,558
First Mid-Illinois Bancshares, Inc.	12,868	430,049
First Midwest Bancorp, Inc., Delaware	189,510	3,693,550
First Northwest Bancorp	3,942	63,309
First of Long Island Corp.	36,214	773,169
First Republic Bank	267,390	25,942,178
First United Corp.	6,346	114,228
Flushing Financial Corp.	43,830	921,745
FNB Corp., Pennsylvania	533,636	5,869,996
Franklin Financial Network, Inc.	18,818	493,973
Fulton Financial Corp.	290,810	4,583,166
German American Bancorp, Inc.	40,139	1,118,674
Glacier Bancorp, Inc.	140,307	5,529,499
Great Southern Bancorp, Inc.	20,678	1,141,839
Great Western Bancorp, Inc.	101,416	3,150,995
Guaranty Bancshares, Inc. Texas	1,928	56,394
Hancock Whitney Corp.	144,848	5,501,327
Hanmi Financial Corp.	53,933	1,112,098
HarborOne Bancorp, Inc. (a)	50,522	906,365
Heartland Financial U.S.A., Inc.	51,747	2,136,634
Heritage Commerce Corp.	59,030	703,047
Heritage Financial Corp., Washington	60,282	1,693,924
Hilltop Holdings, Inc.	126,534	2,547,129
Home Bancshares, Inc.	258,141	4,522,630
HomeTrust Bancshares, Inc.	26,847	657,215
Hope Bancorp, Inc.	223,626	2,878,067
Horizon Bancorp, Inc. Indiana	80,715	1,251,890
Howard Bancorp, Inc. (a)	7,039	97,842
Huntington Bancshares, Inc.	1,678,320	21,230,748
IBERIABANK Corp.	86,858	6,210,347
Independent Bank Corp.	41,153	870,386
Independent Bank Corp., Massachusetts	58,374	4,048,237
Independent Bank Group, Inc.	62,876	3,246,917
International Bancshares Corp.	93,590	3,412,291
Investar Holding Corp.	6,149	146,900
Investors Bancorp, Inc.	378,923	3,944,588
JPMorgan Chase & Co.	5,245,340	555,796,226
KeyCorp	1,604,623	25,625,829
Lakeland Bancorp, Inc.	86,035	1,325,799
Lakeland Financial Corp.	43,643	1,918,110
LegacyTexas Financial Group, Inc.	74,072	2,703,628
Live Oak Bancshares, Inc.	46,449	721,353
Luther Burbank Corp.	22,617	225,039
M&T Bank Corp.	225,701	36,021,880
Macatawa Bank Corp.	18,165	184,375
Mackinac Financial Corp.	1,275	20,081
Malvern Bancorp, Inc. (a)	4,466	88,873
MBT Financial Corp.	48,012	438,830
Mercantile Bank Corp.	24,398	752,678
Merchants Bancorp/IN	22,323	406,279
Metropolitan Bank Holding Corp. (a)	5,033	199,961
Middlefield Banc Corp.	299	11,739
Midland States Bancorp, Inc.	32,341	792,355
Midsouth Bancorp, Inc.	17,081	192,332
MidWestOne Financial Group, Inc.	12,107	337,059
MutualFirst Financial, Inc.	14,801	442,254
National Bank Holdings Corp.	47,201	1,656,283
National Bankshares, Inc.	10,765	408,639
NBT Bancorp, Inc.	78,461	2,820,673
Nicolet Bankshares, Inc. (a)	12,768	746,800
Northeast Bank	9,460	195,444
Northrim Bancorp, Inc.	5,617	187,776
Norwood Financial Corp.	5,574	178,647
OFG Bancorp	77,337	1,452,389
Ohio Valley Banc Corp.	3,089	112,131
Old Line Bancshares, Inc.	22,646	557,771
Old National Bancorp, Indiana	265,109	4,225,837
Old Point Financial Corp.	1,380	29,422
Old Second Bancorp, Inc.	34,624	422,413
Opus Bank	38,526	773,217
Origin Bancorp, Inc.	8,409	280,524
Orrstown Financial Services, Inc.	4,773	101,379
Pacific Mercantile Bancorp (a)	11,920	92,618
Pacific Premier Bancorp, Inc.	77,549	2,194,637
PacWest Bancorp	193,381	7,027,466
Park National Corp.	25,550	2,414,220
Parke Bancorp, Inc.	1,585	32,176
PCSB Financial Corp.	45,265	889,005
Peapack-Gladstone Financial Corp.	25,493	689,331
Penns Woods Bancorp, Inc.	2,827	118,282
People's Utah Bancorp	25,784	721,952
Peoples Bancorp of North Carolina	3,110	85,059
Peoples Bancorp, Inc.	28,178	870,982
Peoples Financial Services Corp.	8,883	385,522
Peoples United Financial, Inc. (b)	609,742	9,371,735
Pinnacle Financial Partners, Inc.	121,824	6,450,581
PNC Financial Services Group, Inc.	727,210	92,544,745
Popular, Inc.	161,012	8,406,437
Preferred Bank, Los Angeles	22,450	982,637
Premier Financial Bancorp, Inc.	5,113	79,814
Prosperity Bancshares, Inc.	109,610	7,103,824
QCR Holdings, Inc.	22,811	731,777
Regions Financial Corp.	1,593,290	22,035,201
Reliant Bancorp, Inc.	6,874	149,578
Renasant Corp.	84,726	2,863,739
Republic Bancorp, Inc., Kentucky Class A	14,729	675,177
Republic First Bancorp, Inc. (a)	85,167	412,208
S&T Bancorp, Inc.	60,401	2,277,118
Sandy Spring Bancorp, Inc.	60,121	1,932,890
SB One Bancorp	5,787	127,025
Seacoast Banking Corp., Florida (a)	84,013	1,948,261
ServisFirst Bancshares, Inc.	76,242	2,389,424
Shore Bancshares, Inc.	6,106	93,727
Sierra Bancorp	13,940	345,712
Signature Bank	89,227	10,220,953
Simmons First National Corp. Class A	166,585	3,799,804
SmartFinancial, Inc. (a)	10,814	221,795
South State Corp.	62,710	4,131,962
Southern First Bancshares, Inc. (a)	6,073	216,381
Southern National Bancorp of Virginia, Inc.	28,505	393,654
Southside Bancshares, Inc.	56,096	1,827,047
Spirit of Texas Bancshares, Inc. (a)	14,233	315,403
Sterling Bancorp	332,596	6,422,429
Stock Yards Bancorp, Inc.	35,328	1,177,482
Summit Financial Group, Inc.	7,980	197,505
SunTrust Banks, Inc.	708,410	42,511,684
SVB Financial Group (a)	83,771	16,871,479
Synovus Financial Corp.	259,192	8,283,776
TCF Financial Corp.	265,542	5,061,231
Texas Capital Bancshares, Inc. (a)	78,291	4,486,074
The Bank of Princeton	5,867	164,569
The First Bancorp, Inc.	13,025	329,272
Tompkins Financial Corp.	22,417	1,771,616
TowneBank	115,388	2,926,240
Trico Bancshares	47,672	1,778,166
TriState Capital Holdings, Inc. (a)	39,665	815,909
Triumph Bancorp, Inc. (a)	39,694	1,114,211
Trustmark Corp.	106,258	3,375,817
Two River Bancorp	2,567	37,170
U.S. Bancorp	2,414,977	121,231,845
UMB Financial Corp.	73,893	4,562,154
Umpqua Holdings Corp.	366,936	5,859,968
Union Bankshares Corp.	125,305	4,047,352
Union Bankshares, Inc.	1,338	44,047
United Bankshares, Inc., West Virginia	168,543	6,030,469
United Community Bank, Inc.	142,533	3,778,550
United Security Bancshares, California	4,390	44,778
Unity Bancorp, Inc.	4,337	87,391
Univest Corp. of Pennsylvania	51,389	1,227,169
Valley National Bancorp	533,552	5,239,481
Veritex Holdings, Inc.	79,797	2,029,238
Washington Trust Bancorp, Inc.	26,040	1,278,304
Webster Financial Corp.	150,298	6,655,195
Wells Fargo & Co.	6,561,390	291,128,874
WesBanco, Inc.	93,568	3,324,471
West Bancorp., Inc.	43,435	903,448
Westamerica Bancorp. (b)	47,518	2,845,853
Western Alliance Bancorp. (a)	151,617	6,239,040
Wintrust Financial Corp.	93,770	6,351,980
Zions Bancorp NA (b)	290,335	12,504,728
		2,476,985,834
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	84,371	7,071,977
Ameriprise Financial, Inc.	216,006	29,858,509
Ares Management Corp. (b)	112,455	2,888,969
Artisan Partners Asset Management, Inc.	84,597	2,000,719
Ashford, Inc. (a)	1,839	81,872
Associated Capital Group, Inc.	4,461	166,440
B. Riley Financial, Inc.	24,271	481,294
Bank of New York Mellon Corp.	1,409,501	60,171,598
BGC Partners, Inc. Class A	433,442	2,037,177
BlackRock, Inc. Class A	195,281	81,150,972
Blucora, Inc. (a)	76,896	2,381,469
Cboe Global Markets, Inc.	179,107	19,440,274
Charles Schwab Corp.	1,904,066	79,228,186
CME Group, Inc.	573,652	110,210,022
Cohen & Co., Inc. (b)	505	2,601
Cohen & Steers, Inc.	37,631	1,927,460
Cowen Group, Inc. Class A (a)(b)	45,668	691,870
Diamond Hill Investment Group, Inc.	5,740	823,690
Donnelley Financial Solutions, Inc. (a)	57,323	706,793
E*TRADE Financial Corp.	394,114	17,656,307
Eaton Vance Corp. (non-vtg.)	185,233	7,079,605
Evercore, Inc. Class A	64,280	4,964,344
FactSet Research Systems, Inc.	60,727	16,894,251
Federated Investors, Inc. Class B (non-vtg.)	156,121	4,766,374
Franklin Resources, Inc. (b)	476,587	15,164,998
Gain Capital Holdings, Inc. (b)	46,389	180,453
GAMCO Investors, Inc. Class A	5,879	100,237
Goldman Sachs Group, Inc.	548,465	100,089,378
Great Elm Capital Group, Inc. (a)	6,131	22,256
Greenhill & Co., Inc.	27,322	409,010
Hamilton Lane, Inc. Class A	32,560	1,600,650
Houlihan Lokey	59,495	2,689,769
Interactive Brokers Group, Inc.	121,058	6,149,746
IntercontinentalExchange, Inc.	913,246	75,077,954
INTL FCStone, Inc. (a)	26,158	909,252
Invesco Ltd.	636,131	12,430,000
Janus Henderson Group PLC	267,602	5,437,673
KKR & Co. LP	855,801	19,067,246
Ladenburg Thalmann Financial Services, Inc.	155,054	496,173
Lazard Ltd. Class A	208,696	6,502,967
Legg Mason, Inc.	139,013	4,951,643
LPL Financial	136,309	10,934,708
Manning & Napier, Inc. Class A	15,989	31,498
MarketAxess Holdings, Inc.	59,881	17,833,759
Moelis & Co. Class A	73,467	2,334,781
Moody's Corp.	265,434	48,542,570
Morgan Stanley	2,081,138	84,681,505
Morningstar, Inc.	30,680	4,296,427
MSCI, Inc.	134,774	29,651,628
Northern Trust Corp.	348,734	29,823,732
Oppenheimer Holdings, Inc. Class A (non-vtg.)	14,168	349,100
Piper Jaffray Companies	25,388	1,797,978
PJT Partners, Inc.	31,846	1,175,117
Pzena Investment Management, Inc.	5,160	45,614
Raymond James Financial, Inc.	202,625	16,732,773
S&P Global, Inc.	397,804	85,082,320
Safeguard Scientifics, Inc. (a)	25,247	303,216
SEI Investments Co.	205,535	10,328,134
Silvercrest Asset Management Group Class A	4,406	58,820
State Street Corp.	608,616	33,626,034
Stifel Financial Corp.	116,571	6,251,703
T. Rowe Price Group, Inc.	378,289	38,260,149
TD Ameritrade Holding Corp.	432,896	21,536,576
The NASDAQ OMX Group, Inc.	187,517	16,996,541
TheStreet.com, Inc.	5,179	32,058
U.S. Global Investments, Inc. Class A	5,601	6,273
Virtu Financial, Inc. Class A	106,990	2,462,910
Virtus Investment Partners, Inc.	9,769	992,433
Waddell & Reed Financial, Inc. Class A (b)	126,704	2,046,270
Westwood Holdings Group, Inc.	12,248	358,499
WisdomTree Investments, Inc.	205,104	1,232,675
		1,171,767,979
Consumer Finance - 0.8%
Ally Financial, Inc.	649,769	18,758,831
American Express Co.	1,103,963	126,635,596
Asta Funding, Inc. (a)	3,277	22,939
Atlanticus Holdings Corp. (a)	26,109	91,120
Capital One Financial Corp.	749,271	64,339,901
Consumer Portfolio Services, Inc. (a)	8,750	28,525
Credit Acceptance Corp. (a)(b)	18,964	8,654,980
CURO Group Holdings Corp. (a)	23,380	219,071
Discover Financial Services	524,064	39,068,971
Elevate Credit, Inc. (a)	24,603	104,809
Encore Capital Group, Inc. (a)(b)	44,592	1,531,289
Enova International, Inc. (a)	54,921	1,172,563
EZCORP, Inc. (non-vtg.) Class A (a)(b)	91,016	799,120
First Cash Financial Services, Inc.	70,509	6,678,612
Green Dot Corp. Class A (a)	76,142	3,533,750
LendingClub Corp. (a)	714,891	2,144,673
Navient Corp.	348,493	4,544,349
Nelnet, Inc. Class A	39,112	2,317,386
Nicholas Financial, Inc. (a)	4,184	36,777
OneMain Holdings, Inc.	125,013	3,734,138
PRA Group, Inc. (a)(b)	76,064	2,100,127
Regional Management Corp. (a)	11,662	287,702
Santander Consumer U.S.A. Holdings, Inc.	192,921	4,319,501
SLM Corp.	695,439	6,613,625
Synchrony Financial	1,045,235	35,151,253
World Acceptance Corp. (a)	11,736	1,552,555
		334,442,163
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	400,162	8,223,329
Berkshire Hathaway, Inc. Class B (a)	3,113,616	614,690,071
Cannae Holdings, Inc. (a)	114,342	2,907,717
Columbia Financial, Inc. (a)	107,318	1,638,746
FB Financial Corp.	32,397	1,127,092
FGL Holdings Class A	298,113	2,369,998
Focus Financial Partners, Inc. Class A	36,481	1,023,292
International Money Express, Inc. (a)(b)	26,026	353,173
Jefferies Financial Group, Inc.	423,405	7,481,566
Marlin Business Services Corp.	10,344	230,671
On Deck Capital, Inc. (a)	86,209	346,560
Pennymac Financial Services, Inc.	105,704	2,241,982
Rafael Holdings, Inc. (a)	16,416	266,760
RBB Bancorp	16,570	306,711
Sachem Capital Corp.	10,019	48,793
Victory Capital Holdings, Inc. (a)	21,489	353,064
Voya Financial, Inc.	237,313	12,086,351
		655,695,876
Insurance - 2.8%
AFLAC, Inc.	1,196,902	61,401,073
Alleghany Corp. (a)	22,931	15,210,132
Allstate Corp.	529,529	50,575,315
AMBAC Financial Group, Inc. (a)	77,765	1,182,028
American Equity Investment Life Holding Co.	145,619	4,122,474
American Financial Group, Inc.	112,864	11,083,245
American International Group, Inc.	1,393,013	71,141,174
American National Insurance Co.	16,394	1,858,588
Amerisafe, Inc.	33,462	1,993,331
Aon PLC	383,649	69,083,675
Arch Capital Group Ltd. (a)	650,436	22,394,511
Argo Group International Holdings, Ltd.	56,236	3,964,076
Arthur J. Gallagher & Co.	294,797	24,821,907
Assurant, Inc.	97,823	9,778,387
Assured Guaranty Ltd.	168,816	6,899,510
Athene Holding Ltd. (a)	200,676	8,157,479
Atlas Financial Holdings, Inc. (a)	6,862	4,961
Axis Capital Holdings Ltd.	132,020	7,865,752
Brighthouse Financial, Inc. (a)	182,850	6,489,347
Brown & Brown, Inc.	370,563	11,698,674
Chubb Ltd.	734,204	107,245,178
Cincinnati Financial Corp.	243,311	23,902,873
Citizens, Inc. Class A (a)(b)	48,084	308,218
CNA Financial Corp.	56,485	2,539,566
CNO Financial Group, Inc.	262,881	4,129,861
Crawford & Co. Class B	23,130	192,442
Donegal Group, Inc. Class A	5,873	84,865
eHealth, Inc. (a)	28,670	2,022,955
EMC Insurance Group	15,765	568,801
Employers Holdings, Inc.	53,235	2,211,382
Enstar Group Ltd. (a)	24,311	3,996,728
Erie Indemnity Co. Class A	33,249	7,071,065
Everest Re Group Ltd.	64,060	15,865,100
FBL Financial Group, Inc. Class A	18,878	1,162,130
Fednat Holding Co.	14,251	192,674
First American Financial Corp.	179,852	9,289,356
FNF Group	441,241	17,009,841
Genworth Financial, Inc. Class A	811,089	2,360,269
Global Indemnity Ltd.	10,055	298,634
Goosehead Insurance (b)	16,570	606,959
Greenlight Capital Re, Ltd. (a)(b)	44,482	451,492
Hallmark Financial Services, Inc. (a)	7,581	89,380
Hanover Insurance Group, Inc.	64,646	7,897,155
Hartford Financial Services Group, Inc.	572,319	30,138,319
HCI Group, Inc.	12,740	517,881
Health Insurance Innovations, Inc. (a)(b)	19,765	509,739
Heritage Insurance Holdings, Inc.	44,138	645,739
Horace Mann Educators Corp.	65,412	2,649,840
Independence Holding Co.	11,745	438,441
Investors Title Co.	1,775	274,078
James River Group Holdings Ltd.	51,192	2,283,163
Kemper Corp.	98,847	8,203,313
Kingstone Companies, Inc.	8,672	77,354
Kinsale Capital Group, Inc.	34,281	2,872,405
Lincoln National Corp.	322,484	19,171,674
Loews Corp.	439,149	22,554,693
Maiden Holdings Ltd.	91,758	49,559
Markel Corp. (a)	22,171	23,476,207
Marsh & McLennan Companies, Inc.	808,313	77,274,723
MBIA, Inc. (a)(b)	152,603	1,353,589
Mercury General Corp.	43,762	2,522,879
MetLife, Inc.	1,531,793	70,784,155
National General Holdings Corp.	107,328	2,438,492
National Western Life Group, Inc.	3,870	1,031,897
NI Holdings, Inc. (a)	10,084	170,823
Old Republic International Corp.	460,895	10,162,735
Primerica, Inc.	68,396	7,855,965
Principal Financial Group, Inc.	412,795	21,287,838
ProAssurance Corp.	88,091	3,305,174
Progressive Corp.	934,012	74,048,471
Protective Insurance Corp. Class B	10,859	186,232
Prudential Financial, Inc.	654,719	60,482,941
Reinsurance Group of America, Inc.	100,194	14,834,724
RenaissanceRe Holdings Ltd.	66,853	11,661,837
RLI Corp.	65,540	5,628,575
Safety Insurance Group, Inc.	26,163	2,384,234
Selective Insurance Group, Inc.	97,210	6,965,097
State Auto Financial Corp.	30,698	1,049,565
Stewart Information Services Corp.	37,951	1,560,925
The Travelers Companies, Inc.	420,809	61,257,166
Third Point Reinsurance Ltd. (a)	118,010	1,198,982
Tiptree, Inc.	24,317	147,118
Torchmark Corp.	160,073	13,687,842
Trupanion, Inc. (a)(b)	44,515	1,305,625
United Fire Group, Inc.	38,342	1,799,773
United Insurance Holdings Corp.	36,429	491,063
Universal Insurance Holdings, Inc.	53,238	1,546,032
Unum Group	341,981	10,768,982
W.R. Berkley Corp.	229,446	14,271,541
White Mountains Insurance Group Ltd.	5,317	5,208,533
Willis Group Holdings PLC	207,197	36,363,074
		1,238,121,570
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	54,222	836,103
AGNC Investment Corp.	841,998	13,808,767
Annaly Capital Management, Inc.	2,241,236	19,745,289
Anworth Mortgage Asset Corp.	211,655	802,172
Apollo Commercial Real Estate Finance, Inc.	221,338	4,068,192
Arbor Realty Trust, Inc.	110,589	1,361,351
Ares Commercial Real Estate Corp.	45,291	664,872
Arlington Asset Investment Corp. (b)	73,376	490,885
Armour Residential REIT, Inc.	103,043	1,792,948
Blackstone Mortgage Trust, Inc. (b)	189,999	6,699,365
Capstead Mortgage Corp.	138,963	1,099,197
Cherry Hill Mortgage Investment Corp.	14,309	233,237
Chimera Investment Corp.	290,392	5,296,750
Dynex Capital, Inc.	106,575	586,163
Ellington Residential Mortgage REIT	11,397	121,150
Exantas Capital Corp.	46,287	504,528
Granite Point Mortgage Trust, Inc.	76,791	1,427,545
Great Ajax Corp.	14,768	187,554
Hunt Companies Finance Trust, Inc.	4,478	14,688
Invesco Mortgage Capital, Inc.	206,669	3,180,636
KKR Real Estate Finance Trust, Inc.	55,383	1,095,476
Ladder Capital Corp. Class A	155,098	2,466,058
MFA Financial, Inc.	746,950	5,258,528
New Residential Investment Corp.	638,925	9,743,606
New York Mortgage Trust, Inc. (b)	304,616	1,839,881
Orchid Island Capital, Inc.	83,018	504,749
PennyMac Mortgage Investment Trust	120,162	2,499,370
Redwood Trust, Inc.	141,910	2,260,626
Starwood Property Trust, Inc.	433,436	9,557,264
TPG RE Finance Trust, Inc.	99,358	1,904,693
Two Harbors Investment Corp.	432,196	5,281,435
Western Asset Mortgage Capital Corp.	77,370	749,715
ZAIS Financial Corp.	76,521	1,114,911
		107,197,704
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,220	589,248
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)(b)	86,619	2,365,565
Capitol Federal Financial, Inc.	256,600	3,407,648
Dime Community Bancshares, Inc.	48,391	860,392
Entegra Financial Corp. (a)	15,687	465,120
ESSA Bancorp, Inc.	3,152	47,753
Essent Group Ltd. (a)	157,164	7,378,850
Farmer Mac Class C (non-vtg.)	16,730	1,144,834
First Defiance Financial Corp.	33,666	912,349
Flagstar Bancorp, Inc.	46,389	1,460,326
FS Bancorp, Inc.	2,282	107,596
Hingham Institution for Savings	2,502	451,761
Home Bancorp, Inc.	6,027	214,863
HomeStreet, Inc. (a)	48,519	1,380,366
HopFed Bancorp, Inc.	7,824	146,700
Impac Mortgage Holdings, Inc. (a)(b)	16,813	49,094
Kearny Financial Corp.	164,252	2,202,619
LendingTree, Inc. (a)(b)	11,935	4,484,457
Meridian Bancorp, Inc. Maryland	94,419	1,630,616
Meta Financial Group, Inc.	45,206	1,183,041
MGIC Investment Corp. (a)	569,964	7,723,012
MMA Capital Management, LLC (a)	792	24,639
New York Community Bancorp, Inc.	754,430	7,491,490
NMI Holdings, Inc. (a)	107,207	2,922,463
Northfield Bancorp, Inc.	73,314	1,100,443
Northwest Bancshares, Inc.	188,378	3,159,099
OceanFirst Financial Corp.	79,532	1,894,452
Ocwen Financial Corp. (a)	166,356	257,852
Oritani Financial Corp.	89,558	1,432,928
Provident Financial Holdings, Inc.	2,249	44,913
Provident Financial Services, Inc.	107,408	2,560,607
Radian Group, Inc.	340,637	7,647,301
Riverview Bancorp, Inc.	7,381	57,203
Security National Financial Corp. Class A	9,505	47,620
Southern Missouri Bancorp, Inc.	3,944	128,476
Sterling Bancorp, Inc.	33,089	294,161
Territorial Bancorp, Inc.	9,714	261,307
TFS Financial Corp.	140,127	2,405,981
Timberland Bancorp, Inc.	4,189	102,128
Trustco Bank Corp., New York	163,264	1,204,888
United Community Financial Corp.	67,596	619,179
United Financial Bancorp, Inc. New	87,692	1,143,504
Walker & Dunlop, Inc.	45,591	2,291,860
Washington Federal, Inc.	135,311	4,271,768
Waterstone Financial, Inc.	43,486	717,954
Westfield Financial, Inc.	31,323	286,919
WMI Holdings Corp. (a)	50,605	383,080
WSFS Financial Corp.	97,290	3,861,440
		84,230,617

TOTAL FINANCIALS		6,069,030,991

HEALTH CARE - 13.9%
Biotechnology - 2.7%
AbbVie, Inc.	2,363,375	181,294,496
Abeona Therapeutics, Inc. (a)(b)	59,415	323,218
ACADIA Pharmaceuticals, Inc. (a)(b)	183,135	4,393,409
Acceleron Pharma, Inc. (a)	73,146	2,917,794
Achillion Pharmaceuticals, Inc. (a)	231,535	643,667
Acorda Therapeutics, Inc. (a)(b)	64,872	602,661
Actinium Pharmaceuticals, Inc. (a)	28,351	9,214
Adamas Pharmaceuticals, Inc. (a)(b)	28,128	132,202
ADMA Biologics, Inc. (a)(b)	51,410	213,352
Aduro Biotech, Inc. (a)	75,818	246,409
Advaxis, Inc. (a)	2,375	6,270
Adverum Biotechnologies, Inc. (a)	97,963	984,528
Adynxx, Inc.	53	329
Aeglea BioTherapeutics, Inc. (a)	32,148	200,604
Aerpio Pharmaceuticals, Inc. (a)	18,301	19,216
Aevi Genomic Medicine, Inc. (a)	30,561	5,684
Agenus, Inc. (a)(b)	168,639	430,029
AgeX Therapeutics, Inc. (a)(b)	25,409	71,399
Agios Pharmaceuticals, Inc. (a)(b)	83,342	3,847,900
Aimmune Therapeutics, Inc. (a)(b)	70,638	1,382,386
Akebia Therapeutics, Inc. (a)	168,135	748,201
Albireo Pharma, Inc. (a)	15,371	505,706
Alder Biopharmaceuticals, Inc. (a)(b)	119,538	1,293,401
Aldeyra Therapeutics, Inc. (a)	43,126	300,588
Alector, Inc. (b)	15,486	261,868
Alexion Pharmaceuticals, Inc. (a)	358,381	40,740,752
Alkermes PLC (a)	247,726	5,336,018
Allakos, Inc. (a)(b)	12,102	474,398
Allena Pharmaceuticals, Inc. (a)	6,462	25,783
Allogene Therapeutics, Inc. (b)	31,576	828,238
Alnylam Pharmaceuticals, Inc. (a)	153,914	10,392,273
Alpine Immune Sciences, Inc. (a)	8,863	43,783
Altimmune, Inc. (a)	10,079	24,492
AMAG Pharmaceuticals, Inc. (a)(b)	60,473	576,308
Amgen, Inc.	995,242	165,906,841
Amicus Therapeutics, Inc. (a)	376,611	4,244,406
AnaptysBio, Inc. (a)(b)	36,315	2,644,095
Anavex Life Sciences Corp. (a)(b)	64,659	186,865
Anika Therapeutics, Inc. (a)(b)	22,530	856,140
Anixa Biosciences, Inc. (a)(b)	18,504	77,162
Apellis Pharmaceuticals, Inc. (a)	63,386	1,273,425
Applied Genetic Technologies Corp. (a)	10,339	37,737
Aptevo Therapeutics, Inc. (a)	18,835	13,655
Aptinyx, Inc.	13,315	41,277
AquaBounty Technologies, Inc. (a)	1,006	2,173
Aquinox Pharmaceuticals, Inc. (a)	30,459	79,498
Aravive, Inc. (a)	4,609	26,778
Arcus Biosciences, Inc. (a)	11,750	99,640
Ardelyx, Inc. (a)	80,914	220,895
Arena Pharmaceuticals, Inc. (a)	81,412	4,315,650
ArQule, Inc. (a)(b)	164,832	1,185,142
Array BioPharma, Inc. (a)(b)	349,881	9,243,856
Arrowhead Pharmaceuticals, Inc. (a)(b)	153,077	3,629,456
Assembly Biosciences, Inc. (a)	32,390	454,756
Atara Biotherapeutics, Inc. (a)(b)	80,080	1,778,577
Athersys, Inc. (a)(b)	191,679	318,187
aTyr Pharma, Inc.	4,789	2,069
Audentes Therapeutics, Inc. (a)	55,083	1,934,515
AVEO Pharmaceuticals, Inc. (a)(b)	176,839	151,410
Avid Bioservices, Inc. (a)	72,287	281,196
AVROBIO, Inc.	10,332	146,301
Bellicum Pharmaceuticals, Inc. (a)	55,664	114,668
Bio Path Holdings, Inc. (a)(b)	612	7,791
Biocept, Inc. (a)(b)	1,613	1,968
BioCryst Pharmaceuticals, Inc. (a)(b)	185,763	650,171
Biogen, Inc. (a)	314,832	69,039,509
Biohaven Pharmaceutical Holding Co. Ltd. (a)	55,695	3,144,540
BioMarin Pharmaceutical, Inc. (a)	284,875	23,428,120
Biospecifics Technologies Corp. (a)	9,620	569,023
BioTime, Inc. (b)	266,814	264,146
bluebird bio, Inc. (a)(b)	88,388	10,599,489
Blueprint Medicines Corp. (a)	76,841	5,839,916
BrainStorm Cell Therpeutic, Inc. (a)(b)	11,292	41,329
Calithera Biosciences, Inc. (a)	50,074	263,389
Calyxt, Inc. (a)	15,371	195,212
Cancer Genetics, Inc. (a)	7,133	1,122
Capricor Therapeutics, Inc. (a)	23,121	7,170
Cara Therapeutics, Inc. (a)(b)	51,242	1,053,536
CareDx, Inc. (a)	58,831	1,860,236
CASI Pharmaceuticals, Inc. (a)(b)	79,991	253,571
Catabasis Pharmaceuticals, Inc. (a)	18,573	127,411
Catalyst Biosciences, Inc. (a)	17,015	133,738
Catalyst Pharmaceutical Partners, Inc. (a)	151,661	530,814
Cel-Sci Corp. (a)(b)	49,151	197,587
Celcuity, Inc. (a)	844	17,800
Celgene Corp. (a)	1,124,150	105,434,029
Celldex Therapeutics, Inc. (a)	21,055	64,007
Cellular Biomedicine Group, Inc. (a)	16,773	267,697
Celsion Corp. (a)	7,824	15,648
ChemoCentryx, Inc. (a)	60,271	679,857
Chimerix, Inc. (a)	70,734	240,496
Cidara Therapeutics, Inc. (a)	8,718	14,036
Cleveland Biolabs, Inc. (a)	1,303	1,915
Clovis Oncology, Inc. (a)	82,792	1,223,666
Co.-Diagnostics, Inc. (a)(b)	5,815	4,658
CohBar, Inc. (a)(b)	63,729	109,614
Coherus BioSciences, Inc. (a)(b)	93,052	1,758,683
Conatus Pharmaceuticals, Inc. (a)(b)	26,802	20,702
Concert Pharmaceuticals, Inc. (a)	24,493	249,584
Constellation Pharmaceuticals, Inc.	9,197	79,278
ContraFect Corp. (a)	88,575	37,024
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	78,404	549,612
Corvus Pharmaceuticals, Inc. (a)	14,681	55,347
Crinetics Pharmaceuticals, Inc. (a)(b)	12,135	318,908
CTI BioPharma Corp. (a)(b)	69,610	57,087
Cue Biopharma, Inc. (a)	22,012	181,819
Curis, Inc. (a)	59,119	82,767
Cyclacel Pharmaceuticals, Inc. (a)	704	451
Cytokinetics, Inc. (a)	97,124	1,007,176
CytomX Therapeutics, Inc. (a)	76,610	740,053
Cytori Therapeutics, Inc. (a)	791	198
CytRx Corp. (a)	29,809	11,268
Deciphera Pharmaceuticals, Inc. (a)(b)	24,654	562,604
Denali Therapeutics, Inc. (a)(b)	107,565	2,051,265
Dicerna Pharmaceuticals, Inc. (a)(b)	96,798	1,198,359
Dynavax Technologies Corp. (a)(b)	125,703	605,888
Eagle Pharmaceuticals, Inc. (a)(b)	18,710	950,655
Edge Therapeutics, Inc. (a)(b)	1,848	13,158
Editas Medicine, Inc. (a)(b)	71,142	1,461,968
Eidos Therapeutics, Inc.	13,553	422,989
Eiger Biopharmaceuticals, Inc. (a)	32,672	358,739
Emergent BioSolutions, Inc. (a)	73,162	2,920,627
Enanta Pharmaceuticals, Inc. (a)	25,627	2,318,475
Enochian Biosciences, Inc. (a)	3,897	25,837
Epizyme, Inc. (a)	118,598	1,629,537
Esperion Therapeutics, Inc. (a)	41,371	1,969,260
Evelo Biosciences, Inc. (b)	4,492	33,600
Exact Sciences Corp. (a)(b)	201,594	20,891,186
Exelixis, Inc. (a)	478,782	9,379,339
Fate Therapeutics, Inc. (a)(b)	95,936	1,849,646
Fibrocell Science, Inc. (a)	1,901	3,574
FibroGen, Inc. (a)	122,564	4,441,719
Five Prime Therapeutics, Inc. (a)	56,465	474,306
Flexion Therapeutics, Inc. (a)(b)	51,474	567,758
Fortress Biotech, Inc. (a)	58,564	101,316
Forty Seven, Inc. (b)	13,793	155,999
Galectin Therapeutics, Inc. (a)(b)	65,207	262,784
Genocea Biosciences, Inc. (a)(b)	5,452	30,586
Genomic Health, Inc. (a)	33,007	1,724,616
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	303,566	440,171
Gilead Sciences, Inc.	2,042,877	127,169,093
Global Blood Therapeutics, Inc. (a)(b)	88,028	5,350,342
GlycoMimetics, Inc. (a)	53,930	638,531
Gossamer Bio, Inc.	29,142	533,590
Gritstone Oncology, Inc. (b)	29,109	271,005
GTx, Inc. (a)(b)	15,024	17,728
Halozyme Therapeutics, Inc. (a)	214,454	3,163,197
Heat Biologics, Inc. (a)	19,965	16,371
Hemispherx Biopharma, Inc. (a)	7,993	831
Heron Therapeutics, Inc. (a)(b)	110,211	1,876,893
Homology Medicines, Inc. (a)	38,907	787,478
iBio, Inc. (a)(b)	2,960	2,331
Idera Pharmaceuticals, Inc. (a)	28,797	73,144
Immunic, Inc. (a)	1,010	9,494
ImmunoGen, Inc. (a)	238,790	429,822
Immunomedics, Inc. (a)(b)	272,038	3,555,537
Incyte Corp. (a)	284,735	22,388,713
Infinity Pharmaceuticals, Inc. (a)	60,736	100,214
Inovio Pharmaceuticals, Inc. (a)(b)	147,658	352,903
Insmed, Inc. (a)(b)	125,018	3,026,686
Insys Therapeutics, Inc. (a)(b)	33,119	25,088
Intellia Therapeutics, Inc. (a)(b)	52,520	728,978
Intercept Pharmaceuticals, Inc. (a)(b)	40,066	3,318,266
Intrexon Corp. (a)(b)	113,535	549,509
Invitae Corp. (a)	138,479	2,416,459
Ionis Pharmaceuticals, Inc. (a)(b)	221,257	14,514,459
Iovance Biotherapeutics, Inc. (a)	203,232	3,322,843
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	253,290	2,768,460
IsoRay, Inc. (a)	41,840	19,037
Iveric Bio, Inc. (a)	36,940	50,977
Jounce Therapeutics, Inc. (a)	26,407	117,511
Kadmon Holdings, Inc. (a)(b)	221,355	491,408
Kalvista Pharmaceuticals, Inc. (a)	16,298	346,333
Karyopharm Therapeutics, Inc. (a)(b)	99,377	560,486
Kezar Life Sciences, Inc.	7,841	74,254
Kindred Biosciences, Inc. (a)	49,415	392,355
Kiniksa Pharmaceuticals Ltd. (b)	16,697	254,629
Krystal Biotech, Inc. (a)	12,819	402,773
Kura Oncology, Inc. (a)(b)	49,261	787,683
La Jolla Pharmaceutical Co. (a)(b)	31,227	168,314
Leap Therapeutics, Inc. (a)(b)	44,232	64,136
Lexicon Pharmaceuticals, Inc. (a)(b)	93,630	503,729
Ligand Pharmaceuticals, Inc. Class B (a)(b)	33,354	3,581,553
Liquidia Technologies, Inc.	15,180	150,737
Macrogenics, Inc. (a)	68,759	1,261,040
Madrigal Pharmaceuticals, Inc. (a)(b)	13,123	1,212,565
Magenta Therapeutics, Inc.	21,098	309,297
MannKind Corp. (a)(b)	305,332	354,185
Marker Therapeutics, Inc. (a)(b)	46,527	261,016
Matinas BioPharma Holdings, Inc. (a)	160,352	153,938
MediciNova, Inc. (a)(b)	63,333	628,263
MEI Pharma, Inc. (a)	45,611	130,447
Menlo Therapeutics, Inc. (a)	10,578	71,190
Merrimack Pharmaceuticals, Inc. (a)	16,346	95,788
Minerva Neurosciences, Inc. (a)	47,703	248,533
Miragen Therapeutics, Inc. (a)(b)	28,964	68,645
Mirati Therapeutics, Inc. (a)(b)	54,149	3,670,761
Molecular Templates, Inc. (a)	10,404	83,856
Moleculin Biotech, Inc. (a)	27,492	32,990
Momenta Pharmaceuticals, Inc. (a)	163,184	1,897,830
Myriad Genetics, Inc. (a)	123,834	3,067,368
NanoViricides, Inc. (a)	23,924	6,579
NantKwest, Inc. (a)(b)	55,741	57,413
Natera, Inc. (a)	99,111	2,269,642
Navidea Biopharmaceuticals, Inc. (a)	7,427	9,284
Neon Therapeutics, Inc.	7,259	35,424
Neuralstem, Inc. (a)	6,010	2,680
Neurocrine Biosciences, Inc. (a)	142,259	12,060,718
Neurotrope, Inc. (a)	5,675	40,463
NewLink Genetics Corp. (a)(b)	30,434	53,564
Novavax, Inc. (a)(b)	48,722	276,741
Ohr Pharmaceutical, Inc. (a)	1,185	3,674
OncoCyte Corp. (a)	44,242	173,871
OncoGenex Pharmaceuticals, Inc. (a)	70	295
OncoMed Pharmaceuticals, Inc. rights (a)(c)	27,577	0
OncoSec Medical, Inc. (a)(b)	9,886	25,605
Opko Health, Inc. (a)(b)	717,819	1,284,896
Oragenics, Inc. (a)	732	341
Organogenesis Holdings, Inc. Class A (a)(b)	27,350	184,613
Organovo Holdings, Inc. (a)(b)	247,431	136,829
OvaScience, Inc. (a)	2,939	46,965
Ovid Therapeutics, Inc. (a)	48,871	78,194
Palatin Technologies, Inc. (a)(b)	284,204	380,833
PDL BioPharma, Inc. (a)	227,009	640,165
Pfenex, Inc. (a)	51,600	335,916
PhaseBio Pharmaceuticals, Inc. (a)	27,698	295,815
Polarityte, Inc. (a)(b)	27,910	174,996
Portola Pharmaceuticals, Inc. (a)(b)	108,314	3,020,877
Principia Biopharma, Inc. (b)	15,409	450,867
Progenics Pharmaceuticals, Inc. (a)	155,778	652,710
Protagonist Therapeutics, Inc. (a)	29,163	293,380
Proteon Therapeutics, Inc. (a)	4,045	1,699
Proteostasis Therapeutics, Inc. (a)(b)	60,828	59,739
Prothena Corp. PLC (a)	68,938	642,502
PTC Therapeutics, Inc. (a)	86,663	3,475,186
Puma Biotechnology, Inc. (a)(b)	47,725	705,853
Ra Pharmaceuticals, Inc. (a)	44,724	967,380
Radius Health, Inc. (a)(b)	71,131	1,478,813
Recro Pharma, Inc. (a)	27,737	265,166
Regeneron Pharmaceuticals, Inc. (a)	125,597	37,895,127
REGENXBIO, Inc. (a)	49,017	2,108,711
Regulus Therapeutics, Inc. (a)	5,245	6,189
Repligen Corp. (a)	66,831	4,642,750
Replimune Group, Inc. (a)(b)	14,335	193,809
Retrophin, Inc. (a)	67,177	1,244,790
Rexahn Pharmaceuticals, Inc. (a)	2,585	12,744
Rigel Pharmaceuticals, Inc. (a)	275,122	586,010
Riot Blockchain, Inc. (a)(b)	18,024	58,398
Rocket Pharmaceuticals, Inc. (a)(b)	59,694	974,803
Rubius Therapeutics, Inc. (b)	22,179	320,708
Sage Therapeutics, Inc. (a)(b)	80,667	13,864,237
Sangamo Therapeutics, Inc. (a)(b)	186,725	1,633,844
Sarepta Therapeutics, Inc. (a)(b)	111,390	12,681,752
Savara, Inc. (a)	40,659	440,744
Scholar Rock Holding Corp.	7,998	146,683
Seattle Genetics, Inc. (a)	172,672	11,235,767
Selecta Biosciences, Inc. (a)	50,623	100,740
Sellas Life Sciences Group, Inc. (a)	312	157
Seres Therapeutics, Inc. (a)(b)	44,686	152,379
Sesen Bio, Inc. (a)(b)	72,014	159,871
Sienna Biopharmaceuticals, Inc. (a)	26,186	30,638
Solid Biosciences, Inc. (a)(b)	20,986	116,053
Sophiris Bio, Inc. (a)(b)	42,106	32,422
Sorrento Therapeutics, Inc. (a)(b)	160,370	450,640
Spark Therapeutics, Inc. (a)	53,731	5,856,679
Spectrum Pharmaceuticals, Inc. (a)	173,745	1,278,763
Spring Bank Pharmaceuticals, Inc. (a)	6,707	37,626
Stemline Therapeutics, Inc. (a)	61,590	808,677
Sunesis Pharmaceuticals, Inc. (a)	94,577	71,888
Surface Oncology, Inc. (a)	7,420	27,083
Syndax Pharmaceuticals, Inc. (a)	33,752	246,390
Synlogic, Inc. (a)	17,681	131,723
Synthetic Biologics, Inc. (a)	1,776	931
Synthorx, Inc.	25,431	364,935
Syros Pharmaceuticals, Inc. (a)	58,256	343,710
T2 Biosystems, Inc. (a)(b)	58,355	113,792
Tenax Therapeutics, Inc. (a)	51	67
TG Therapeutics, Inc. (a)(b)	112,337	704,353
Tocagen, Inc. (a)	33,662	171,340
TONIX Pharmaceuticals Holding (a)(b)	126	210
TRACON Pharmaceuticals, Inc. (a)	3,015	1,950
Translate Bio, Inc.	18,737	196,364
Trevena, Inc. (a)(b)	132,306	153,475
Trovagene, Inc. (a)	345	994
Twist Bioscience Corp.	37,151	958,867
Tyme, Inc. (a)	61,013	71,385
Ultragenyx Pharmaceutical, Inc. (a)	83,556	4,589,731
United Therapeutics Corp. (a)	70,137	5,889,404
UNITY Biotechnology, Inc. (b)	11,708	95,537
Unum Therapeutics, Inc. (a)	11,951	37,287
Vanda Pharmaceuticals, Inc. (a)	84,575	1,241,561
Vaxart, Inc. (a)	3,073	2,007
VBI Vaccines, Inc. (a)	95,490	183,341
Veracyte, Inc. (a)	57,271	1,297,761
Verastem, Inc. (a)(b)	103,177	136,194
Vericel Corp. (a)	69,325	1,084,936
Vertex Pharmaceuticals, Inc. (a)	410,143	68,157,564
Vical, Inc. (a)	4,816	5,538
Viking Therapeutics, Inc. (a)(b)	82,163	631,833
VistaGen Therapeutics, Inc. (a)	16,405	13,795
Voyager Therapeutics, Inc. (a)	42,738	932,116
X4 Pharmaceuticals, Inc. (a)	17,333	266,408
Xbiotech, Inc. (a)	33,575	241,740
Xencor, Inc. (a)	77,080	2,377,147
XOMA Corp. (a)(b)	9,437	176,661
Y-mAbs Therapeutics, Inc.	9,415	191,784
Yield10 Bioscience, Inc. (a)	508	406
Zafgen, Inc. (a)	49,102	89,857
ZIOPHARM Oncology, Inc. (a)(b)	234,992	1,005,766
		1,185,612,897
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	2,816,858	214,447,400
Abiomed, Inc. (a)	71,227	18,655,776
Accuray, Inc. (a)	148,167	549,700
Akers Biosciences, Inc. (a)(b)	13,687	8,101
Align Technology, Inc. (a)	116,912	33,243,927
Alphatec Holdings, Inc. (a)(b)	28,687	113,027
Angiodynamics, Inc. (a)	62,653	1,177,250
Antares Pharma, Inc. (a)	229,623	640,648
Apollo Endosurgery, Inc. (a)	75	249
Atossa Genetics, Inc. (a)	25,478	65,224
Atricure, Inc. (a)	52,300	1,532,390
Atrion Corp.	2,472	2,183,295
Avanos Medical, Inc. (a)	75,647	2,850,379
Avinger, Inc. (a)	572	295
AxoGen, Inc. (a)(b)	55,969	1,171,431
Axonics Modulation Technologies, Inc. (a)	17,584	577,810
Baxter International, Inc.	765,679	56,231,466
Becton, Dickinson & Co.	431,571	100,745,934
Bellerophon Therapeutics, Inc. (a)	27,132	16,822
BioLase Technology, Inc. (a)	4,572	7,544
BioLife Solutions, Inc. (a)	17,520	310,630
BioSig Technologies, Inc. (a)	15,106	114,957
Boston Scientific Corp. (a)	2,218,110	85,197,605
Bovie Medical Corp. (a)	42,628	257,047
Cantel Medical Corp.	58,666	4,032,701
Cardiovascular Systems, Inc. (a)	56,533	2,201,960
Cerus Corp. (a)	219,892	1,031,293
Cesca Therapeutics, Inc. (a)	582	143
Chembio Diagnostics, Inc. (a)	1,754	11,664
ConforMis, Inc. (a)	102,932	368,497
CONMED Corp.	41,651	3,352,072
Corindus Vascular Robotics, Inc. (a)(b)	174,339	463,742
Cryolife, Inc. (a)	58,556	1,683,485
CryoPort, Inc. (a)(b)	55,127	921,723
Cutera, Inc. (a)	27,691	466,593
CytoSorbents Corp. (a)	36,749	231,886
Danaher Corp.	1,008,114	133,081,129
Dare Bioscience, Inc. (a)	12,654	11,515
Dentsply Sirona, Inc.	371,768	20,027,142
DexCom, Inc. (a)	142,207	17,249,709
Edwards Lifesciences Corp. (a)	333,611	56,947,398
Ekso Bionics Holdings, Inc. (a)(b)	83,113	110,540
electroCore, Inc. (b)	10,371	17,734
Endologix, Inc. (a)	11,766	82,833
ENDRA Life Sciences, Inc. (a)	2,453	2,870
Fonar Corp. (a)	6,129	117,677
Genmark Diagnostics, Inc. (a)	89,108	596,133
Glaukos Corp. (a)(b)	54,640	3,523,187
Globus Medical, Inc. (a)	123,138	4,839,323
Haemonetics Corp. (a)	80,437	7,801,585
Helius Medical Technologies, Inc. (U.S.) (a)(b)	19,506	50,911
Heska Corp. (a)	11,931	836,363
Hill-Rom Holdings, Inc.	106,700	10,259,205
Hologic, Inc. (a)	428,272	18,848,251
ICU Medical, Inc. (a)	26,642	5,669,418
IDEXX Laboratories, Inc. (a)	139,340	34,802,952
Inogen, Inc. (a)(b)	28,690	1,849,644
Inspire Medical Systems, Inc.	19,456	1,098,680
Insulet Corp. (a)(b)	94,984	10,428,293
Integer Holdings Corp. (a)	48,470	3,397,747
Integra LifeSciences Holdings Corp. (a)	114,942	5,356,297
IntriCon Corp. (a)	11,028	287,721
Intuitive Surgical, Inc. (a)	182,891	85,016,881
Invacare Corp.	55,726	330,455
InVivo Therapeutics Holdings Corp. (a)	1,357	1,533
IRadimed Corp. (a)	7,500	156,525
iRhythm Technologies, Inc. (a)(b)	34,964	2,393,635
Iridex Corp. (a)	3,573	17,758
Kewaunee Scientific Corp.	1,009	21,694
Lantheus Holdings, Inc. (a)	64,088	1,537,471
LeMaitre Vascular, Inc.	28,474	734,914
LivaNova PLC (a)	77,951	5,604,677
Masimo Corp. (a)	78,462	10,258,122
Medtronic PLC	2,148,483	198,906,556
Meridian Bioscience, Inc.	70,760	799,588
Merit Medical Systems, Inc. (a)	89,164	4,603,537
Mesa Laboratories, Inc.	6,023	1,503,823
Microbot Medical, Inc. (a)	5,261	28,988
Misonix, Inc. (a)	7,287	163,083
Myomo, Inc. (a)	8,110	7,538
Natus Medical, Inc. (a)	56,171	1,398,658
Neogen Corp. (a)	85,607	4,823,954
Nevro Corp. (a)	47,979	2,836,039
NuVasive, Inc. (a)	84,057	4,871,944
Nuvectra Corp. (a)	29,902	113,329
OraSure Technologies, Inc. (a)	111,671	926,869
Orthofix International NV (a)	28,718	1,416,659
OrthoPediatrics Corp. (a)	12,213	474,475
Penumbra, Inc. (a)(b)	49,429	7,053,518
Precision Therapeutics, Inc. (a)(b)	14,154	7,405
Pulse Biosciences, Inc. (a)(b)	16,401	195,664
Quanterix Corp. (a)	17,311	443,335
Quidel Corp. (a)	57,460	3,177,538
ResMed, Inc.	229,052	26,139,414
Retractable Technologies, Inc. (a)	3,849	2,509
Rockwell Medical Technologies, Inc. (a)(b)	85,394	392,812
RTI Biologics, Inc. (a)	100,760	426,215
Seaspine Holdings Corp. (a)	19,101	260,347
Second Sight Medical Products, Inc. (a)(b)	34,386	25,611
Senseonics Holdings, Inc. (a)(b)	172,564	341,677
SI-BONE, Inc.	14,009	235,211
Sientra, Inc. (a)(b)	37,131	216,102
Sintx Technologies, Inc. (a)	4,218	738
Staar Surgical Co. (a)	44,173	1,023,488
STERIS PLC	135,464	18,108,828
STRATA Skin Sciences, Inc. (a)	589	1,260
Stryker Corp.	495,938	90,875,679
SurModics, Inc. (a)	21,655	878,327
Tactile Systems Technology, Inc. (a)(b)	27,519	1,321,738
Tandem Diabetes Care, Inc. (a)	90,207	6,184,592
Teleflex, Inc.	74,002	21,334,777
The Cooper Companies, Inc.	78,864	23,484,911
TransEnterix, Inc. (a)(b)	304,869	408,524
Utah Medical Products, Inc.	9,507	758,183
Vapotherm, Inc.	5,745	96,631
Varex Imaging Corp. (a)	63,224	1,686,816
Varian Medical Systems, Inc. (a)	145,090	18,319,063
Vermillion, Inc. (a)(b)	9,130	10,043
ViewRay, Inc. (a)(b)	101,764	854,818
Viveve Medical, Inc. (a)	33,354	18,515
West Pharmaceutical Services, Inc.	120,044	13,757,042
Wright Medical Group NV (a)(b)	184,023	5,653,187
Zimmer Biomet Holdings, Inc.	329,262	37,512,820
Zosano Pharma Corp. (a)	16,376	48,145
		1,482,363,111
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,225	11,004
Acadia Healthcare Co., Inc. (a)(b)	142,064	4,577,302
Addus HomeCare Corp. (a)	14,276	976,193
Amedisys, Inc. (a)	46,069	5,174,009
American Renal Associates Holdings, Inc. (a)	27,529	178,663
AmerisourceBergen Corp.	249,808	19,450,051
AMN Healthcare Services, Inc. (a)	74,952	3,630,675
Anthem, Inc.	411,655	114,431,857
Apollo Medical Holdings, Inc. (a)(b)	34,842	621,581
BioScrip, Inc. (a)(b)	199,973	413,944
BioTelemetry, Inc. (a)	53,284	2,550,172
Brookdale Senior Living, Inc. (a)	318,403	1,967,731
Caladrius Biosciences, Inc. (a)	6,990	20,341
Capital Senior Living Corp. (a)	39,419	165,166
Cardinal Health, Inc.	475,652	20,010,680
Catasys, Inc. (a)(b)	12,406	220,331
Centene Corp. (a)	663,807	38,334,854
Chemed Corp.	25,482	8,356,567
Cigna Corp.	609,240	90,179,705
Community Health Systems, Inc. (a)(b)	190,513	506,765
Corvel Corp. (a)	16,824	1,244,640
Covetrus, Inc. (a)(b)	151,554	3,737,322
Cross Country Healthcare, Inc. (a)	54,811	389,706
CVS Health Corp.	2,080,721	108,967,359
DaVita HealthCare Partners, Inc. (a)	201,785	8,761,505
Diplomat Pharmacy, Inc. (a)(b)	92,353	426,671
Elanco Animal Health, Inc.	581,017	18,174,212
Encompass Health Corp.	157,807	9,297,988
Enzo Biochem, Inc. (a)	48,731	156,914
Five Star Sr Living, Inc. (a)	51,423	29,337
G1 Therapeutics, Inc. (a)	42,212	884,764
Genesis HealthCare, Inc. Class A (a)	53,425	60,370
Guardant Health, Inc. (b)	20,745	1,594,876
Hanger, Inc. (a)	63,243	1,180,114
HCA Holdings, Inc.	425,937	51,521,340
HealthEquity, Inc. (a)	84,948	5,552,201
Henry Schein, Inc. (a)(b)	240,797	15,521,775
Humana, Inc.	217,589	53,278,843
Interpace Diagnostics Group, Inc. (a)	57,438	41,958
Laboratory Corp. of America Holdings (a)	157,546	25,618,555
LHC Group, Inc. (a)	47,372	5,366,300
Magellan Health Services, Inc. (a)	39,745	2,624,362
McKesson Corp.	308,503	37,680,556
MEDNAX, Inc. (a)	138,677	3,419,775
Molina Healthcare, Inc. (a)	99,551	14,162,125
National Healthcare Corp.	18,622	1,446,371
National Research Corp. Class A	20,320	1,036,117
National Vision Holdings, Inc. (a)	102,365	2,787,399
Neuronetics, Inc.	9,820	113,126
OptiNose, Inc. (a)(b)	27,875	211,571
Owens & Minor, Inc. (b)	118,304	318,238
Patterson Companies, Inc.	136,066	2,860,107
PetIQ, Inc. Class A (a)(b)	27,153	712,223
Premier, Inc. (a)	84,785	3,115,849
Providence Service Corp.	19,332	1,250,394
Psychemedics Corp.	1,998	20,599
Quest Diagnostics, Inc.	213,582	20,484,650
Quorum Health Corp. (a)	45,225	79,596
R1 RCM, Inc. (a)	162,572	1,908,595
RadNet, Inc. (a)	74,171	895,986
Select Medical Holdings Corp. (a)	183,324	2,575,702
Sharps Compliance Corp. (a)	9,305	30,055
Surgery Partners, Inc. (a)(b)	31,940	273,726
Tenet Healthcare Corp. (a)	133,762	2,669,890
The Ensign Group, Inc.	80,927	4,310,172
The Joint Corp. (a)	17,044	272,704
Tivity Health, Inc. (a)(b)	70,483	1,289,839
Triple-S Management Corp. (a)	35,574	871,563
U.S. Physical Therapy, Inc.	21,448	2,395,956
UnitedHealth Group, Inc.	1,538,361	371,975,690
Universal Health Services, Inc. Class B	132,842	15,881,261
Wellcare Health Plans, Inc. (a)	79,066	21,837,239
		1,143,095,777
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	282,473	2,748,462
Castlight Health, Inc. Class B (a)	111,109	363,326
Cerner Corp.	517,486	36,208,495
Computer Programs & Systems, Inc.	20,323	524,537
Evolent Health, Inc. (a)(b)	118,309	1,258,808
HealthStream, Inc. (a)	44,820	1,120,500
HMS Holdings Corp. (a)	137,617	4,187,685
HTG Molecular Diagnostics (a)(b)	46,879	96,571
iCAD, Inc. (a)	10,902	68,028
Inovalon Holdings, Inc. Class A (a)(b)	120,378	1,660,013
Medidata Solutions, Inc. (a)(b)	98,034	8,935,799
NantHealth, Inc. (a)(b)	41,607	22,434
Nextgen Healthcare, Inc. (a)	77,866	1,498,921
Omnicell, Inc. (a)	66,388	5,274,527
OptimizeRx Corp. (a)(b)	11,959	184,049
Simulations Plus, Inc.	18,083	453,341
Tabula Rasa HealthCare, Inc. (a)(b)	27,765	1,254,145
Teladoc Health, Inc. (a)(b)	111,172	6,461,317
Valeritas Holdings, Inc. (a)(b)	5,086	19,073
Veeva Systems, Inc. Class A (a)	199,350	30,757,712
Vocera Communications, Inc. (a)(b)	48,228	1,560,658
		104,658,401
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	43,227	817,423
Agilent Technologies, Inc.	509,375	34,153,594
Avantor, Inc.	335,861	5,877,568
Bio-Rad Laboratories, Inc. Class A (a)	31,450	9,023,949
Bio-Techne Corp.	61,030	12,086,992
Bruker Corp.	158,483	6,619,835
Cambrex Corp. (a)	54,201	2,157,200
Champions Oncology, Inc. (a)	7,085	66,316
Charles River Laboratories International, Inc. (a)	75,935	9,526,046
ChromaDex, Inc. (a)	41,505	165,190
Codexis, Inc. (a)	79,438	1,437,828
Fluidigm Corp. (a)	84,669	1,108,317
Harvard Bioscience, Inc. (a)	38,993	88,514
Illumina, Inc. (a)	235,420	72,252,752
IQVIA Holdings, Inc. (a)	252,555	34,309,597
Luminex Corp.	66,155	1,395,871
Medpace Holdings, Inc. (a)	40,691	2,196,500
Mettler-Toledo International, Inc. (a)	39,804	28,781,874
Nanostring Technologies, Inc. (a)	52,023	1,479,534
NeoGenomics, Inc. (a)	152,788	3,317,027
Pacific Biosciences of California, Inc. (a)	220,713	1,478,777
PerkinElmer, Inc.	177,445	15,320,601
PRA Health Sciences, Inc. (a)	94,236	8,173,088
Syneos Health, Inc. (a)	97,154	4,005,659
Thermo Fisher Scientific, Inc.	644,992	172,199,964
Waters Corp. (a)	114,874	23,056,361
		451,096,377
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	112,710	291,919
Acer Therapeutics, Inc. (a)	6,852	122,582
Aclaris Therapeutics, Inc. (a)	73,019	341,729
Adamis Pharmaceuticals Corp. (a)(b)	70,265	106,100
Adial Pharmaceuticals, Inc.	13,283	24,241
Aerie Pharmaceuticals, Inc. (a)	62,954	2,292,785
Agile Therapeutics, Inc. (a)	63,858	79,823
Akcea Therapeutics, Inc. (a)(b)	25,474	535,973
Akorn, Inc. (a)	149,595	616,331
Alimera Sciences, Inc. (a)	16,171	14,230
Allergan PLC	502,233	61,227,225
Amneal Pharmaceuticals, Inc. (a)(b)	128,058	965,557
Amphastar Pharmaceuticals, Inc. (a)	55,674	1,071,725
Ampio Pharmaceuticals, Inc. (a)(b)	148,794	77,373
ANI Pharmaceuticals, Inc. (a)	14,262	993,491
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc.	5,499	20,456
Aratana Therapeutics, Inc. (a)	71,624	331,619
Arvinas Holding Co. LLC (a)	13,834	289,407
Assertio Therapeutics, Inc. (a)(b)	100,679	294,989
AstraZeneca PLC rights (a)(c)	7,692	0
Athenex, Inc. (a)(b)	80,131	1,157,893
Axsome Therapeutics, Inc. (a)(b)	32,783	752,698
Biodelivery Sciences International, Inc. (a)	105,604	458,321
BioPharmX Corp. (a)(b)	2,594	2,155
Bristol-Myers Squibb Co.	2,617,384	118,750,712
Cassava Sciences, Inc. (a)(b)	3,619	3,981
Catalent, Inc. (a)	233,796	10,637,718
Cerecor, Inc. (a)	25,197	122,961
Chiasma, Inc. (a)	28,234	200,461
Clearside Biomedical, Inc. (a)(b)	43,423	47,331
Collegium Pharmaceutical, Inc. (a)(b)	50,722	583,810
ContraVir Pharmaceuticals, Inc. (a)	13,652	1,461
Corcept Therapeutics, Inc. (a)(b)	168,671	1,649,602
CorMedix, Inc. (a)(b)	34,284	220,103
Cumberland Pharmaceuticals, Inc. (a)	5,250	32,865
Cyclerion Therapeutics, Inc. (a)	25,329	353,340
CymaBay Therapeutics, Inc. (a)	115,870	1,399,710
Dermira, Inc. (a)(b)	71,374	666,633
Dova Pharmaceuticals, Inc. (a)(b)	17,673	155,876
Durect Corp. (a)	213,826	116,792
Eli Lilly & Co.	1,383,693	160,425,366
Eloxx Pharmaceuticals, Inc. (a)(b)	35,197	316,421
Endo International PLC (a)	317,724	1,572,734
Evofem Biosciences, Inc. (a)	27,315	175,635
Evolus, Inc. (a)(b)	14,742	200,491
Eyenovia, Inc. (a)	17,250	87,630
Eyepoint Pharmaceuticals, Inc. (a)	79,394	124,649
Flex Pharma, Inc. (a)	7,499	3,578
Gemphire Therapeutics, Inc. (a)(b)	9,884	8,205
Harrow Health, Inc. (a)	30,837	187,181
Horizon Pharma PLC (a)	291,416	6,944,443
Innoviva, Inc. (a)(b)	108,195	1,479,026
Intersect ENT, Inc. (a)	49,879	1,176,147
Intra-Cellular Therapies, Inc. (a)	85,021	1,104,423
Jazz Pharmaceuticals PLC (a)	89,608	11,250,284
Johnson & Johnson	4,267,426	559,672,920
Kala Pharmaceuticals, Inc. (a)	36,685	202,868
KemPharm, Inc. (a)	31,375	50,200
Lannett Co., Inc. (a)(b)	56,274	296,001
Lipocine, Inc. (a)	15,142	23,167
Mallinckrodt PLC (a)(b)	134,925	1,172,498
Marinus Pharmaceuticals, Inc. (a)(b)	90,878	391,684
Melinta Therapeutics, Inc. (a)(b)	12,641	26,925
Merck & Co., Inc.	4,135,786	327,595,609
Mersana Therapeutics, Inc. (a)	57,405	248,564
Mustang Bio, Inc. (a)	54,042	185,364
Mylan NV (a)	820,145	13,778,436
MyoKardia, Inc. (a)	59,560	2,774,305
Nektar Therapeutics (a)	280,312	8,779,372
Neos Therapeutics, Inc. (a)	64,223	91,839
Novan, Inc. (a)	5,242	12,686
Novus Therapeutics, Inc. (a)	3,358	5,776
Ocular Therapeutix, Inc. (a)(b)	60,861	176,497
Odonate Therapeutics, Inc. (a)(b)	17,115	367,801
Omeros Corp. (a)(b)	77,025	1,369,505
Onconova Therapeutics, Inc. (a)(b)	6,603	20,799
Otonomy, Inc. (a)	28,082	69,643
Pacira Biosciences, Inc. (a)	68,894	2,997,578
Paratek Pharmaceuticals, Inc. (a)(b)	36,944	134,107
Perrigo Co. PLC	199,586	8,386,604
Pfizer, Inc.	8,898,303	369,457,541
Phibro Animal Health Corp. Class A	35,585	1,052,604
Plx Pharma PLC/New (a)	213	1,054
Prestige Brands Holdings, Inc. (a)	84,620	2,456,519
Reata Pharmaceuticals, Inc. (a)(b)	24,807	2,115,293
resTORbio, Inc. (a)(b)	18,118	130,631
Revance Therapeutics, Inc. (a)	67,896	731,240
Rhythm Pharmaceuticals, Inc. (a)(b)	33,549	845,099
scPharmaceuticals, Inc. (a)	4,161	14,147
SCYNEXIS, Inc. (a)(b)	91,270	112,262
Seelos Therapeutics, Inc.	33,922	81,074
Seelos Therapeutics, Inc. rights (b)(c)	1,386	0
SIGA Technologies, Inc. (a)(b)	90,876	485,278
Spero Therapeutics, Inc. (a)	13,117	147,697
Supernus Pharmaceuticals, Inc. (a)	84,192	2,528,286
Teligent, Inc. (a)(b)	103,065	67,003
Tetraphase Pharmaceuticals, Inc. (a)	64,819	52,445
The Medicines Company (a)(b)	107,020	3,815,263
TherapeuticsMD, Inc. (a)(b)	337,297	1,032,129
Theravance Biopharma, Inc. (a)	73,099	1,214,905
Titan Pharmaceuticals, Inc. (a)	1,380	1,546
Tricida, Inc. (b)	44,990	1,652,933
Urovant Sciences Ltd. (a)(b)	14,546	112,004
Verrica Pharmaceuticals, Inc. (a)	6,107	43,543
VIVUS, Inc. (a)(b)	15,386	58,467
WAVE Life Sciences (a)(b)	29,518	676,848
Xeris Pharmaceuticals, Inc.	38,032	417,211
Zoetis, Inc. Class A	767,867	77,592,960
Zogenix, Inc. (a)(b)	69,268	2,610,711
Zynerba Pharmaceuticals, Inc. (a)(b)	31,750	392,430
		1,790,798,062

TOTAL HEALTH CARE		6,157,624,625

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	54,833	1,649,925
Aerojet Rocketdyne Holdings, Inc. (a)	117,338	4,526,900
AeroVironment, Inc. (a)(b)	34,930	2,261,718
Arconic, Inc.	636,506	13,939,481
Arotech Corp. (a)	23,597	49,790
Astronics Corp. (a)	44,465	1,808,392
Astrotech Corp. (a)	1,277	4,482
Axon Enterprise, Inc. (a)	94,831	6,332,814
BWX Technologies, Inc. (b)	158,658	7,383,943
CPI Aerostructures, Inc. (a)	4,386	30,965
Cubic Corp.	47,842	2,699,246
Curtiss-Wright Corp.	68,334	7,618,558
Ducommun, Inc. (a)	18,027	813,559
General Dynamics Corp.	434,346	69,851,524
Harris Corp.	189,381	35,450,229
HEICO Corp.	97,171	11,815,022
HEICO Corp. Class A	77,998	7,664,083
Hexcel Corp.	135,710	9,878,331
Huntington Ingalls Industries, Inc.	66,366	13,612,994
Innovative Solutions & Support, Inc. (a)	16,046	69,158
KEYW Holding Corp. (a)(b)	82,502	928,148
Kratos Defense & Security Solutions, Inc. (a)	143,838	3,171,628
L3 Technologies, Inc.	127,552	30,875,237
Lockheed Martin Corp.	393,468	133,204,657
Mercury Systems, Inc. (a)	77,886	5,355,441
Micronet Enertec Technologies, Inc. (a)	3,018	3,380
Moog, Inc. Class A	52,469	4,324,495
National Presto Industries, Inc. (b)	10,126	991,234
Northrop Grumman Corp.	272,339	82,586,802
Raytheon Co.	450,003	78,525,524
SIFCO Industries, Inc. (a)	653	1,900
Spirit AeroSystems Holdings, Inc. Class A	170,607	13,825,991
Teledyne Technologies, Inc. (a)	57,988	13,673,570
Textron, Inc.	375,259	16,999,233
The Boeing Co.	841,901	287,601,801
TransDigm Group, Inc. (a)	77,715	34,268,429
Triumph Group, Inc.	86,507	1,677,371
United Technologies Corp.	1,299,112	164,077,846
Vectrus, Inc. (a)	18,529	653,888
Wesco Aircraft Holdings, Inc. (a)	116,027	1,139,385
		1,071,347,074
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	96,811	2,124,033
Atlas Air Worldwide Holdings, Inc. (a)	41,806	1,479,514
C.H. Robinson Worldwide, Inc.	214,916	17,113,761
Echo Global Logistics, Inc. (a)	51,039	1,003,937
Expeditors International of Washington, Inc.	271,150	18,869,329
FedEx Corp.	384,220	59,277,462
Forward Air Corp.	47,820	2,669,791
Hub Group, Inc. Class A (a)	57,574	2,243,083
Radiant Logistics, Inc.	57,808	367,659
United Parcel Service, Inc. Class B	1,114,328	103,543,358
XPO Logistics, Inc. (a)(b)	147,488	7,682,650
		216,374,577
Airlines - 0.4%
Alaska Air Group, Inc.	195,907	11,401,787
Allegiant Travel Co.	22,076	3,093,068
American Airlines Group, Inc.	630,568	17,170,367
Delta Air Lines, Inc.	994,874	51,236,011
Hawaiian Holdings, Inc.	77,936	1,946,841
JetBlue Airways Corp. (a)	480,162	8,273,191
Mesa Air Group, Inc.	22,228	202,719
SkyWest, Inc.	84,871	4,983,625
Southwest Airlines Co.	792,019	37,700,104
Spirit Airlines, Inc. (a)	113,020	5,207,962
United Continental Holdings, Inc. (a)	355,907	27,636,179
		168,851,854
Building Products - 0.4%
A.O. Smith Corp.	223,942	9,069,651
AAON, Inc.	67,848	3,079,621
Advanced Drain Systems, Inc. Del	66,879	1,918,090
Allegion PLC	150,744	14,629,705
American Woodmark Corp. (a)	24,836	1,800,362
Apogee Enterprises, Inc.	42,507	1,540,879
Armstrong World Industries, Inc.	78,904	6,998,785
Builders FirstSource, Inc. (a)	183,421	2,582,568
Continental Building Products, Inc. (a)	57,520	1,312,606
COVIA Corp. (a)(b)	50,786	147,787
CSW Industrials, Inc.	24,055	1,537,836
Fortune Brands Home & Security, Inc.	219,319	10,540,471
GCP Applied Technologies, Inc. (a)	115,680	3,026,189
Gibraltar Industries, Inc. (a)	56,463	2,015,729
GMS, Inc. (a)	56,144	945,465
Griffon Corp.	60,408	868,667
Insteel Industries, Inc.	27,826	508,659
Jeld-Wen Holding, Inc. (a)	108,902	2,057,159
Johnson Controls International PLC	1,466,295	56,481,683
Lennox International, Inc.	57,040	15,064,834
Masco Corp.	470,003	16,412,505
Masonite International Corp. (a)	42,446	2,018,307
NCI Building Systems, Inc. (a)	61,004	267,808
Owens Corning	177,167	8,587,284
Patrick Industries, Inc. (a)	37,118	1,514,043
PGT, Inc. (a)	89,273	1,335,524
Quanex Building Products Corp.	61,865	959,526
Resideo Technologies, Inc. (a)	198,968	3,915,690
Simpson Manufacturing Co. Ltd.	65,211	3,967,437
Tecogen, Inc. New (a)	1,668	5,955
Trex Co., Inc. (a)	91,951	5,500,509
Universal Forest Products, Inc.	105,007	3,386,476
		183,997,810
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	108,421	3,930,261
ACCO Brands Corp.	172,174	1,265,479
ADS Waste Holdings, Inc. (a)	112,889	3,628,252
Aqua Metals, Inc. (a)(b)	58,794	105,829
ARC Document Solutions, Inc. (a)	49,507	99,014
Brady Corp. Class A	79,184	3,666,219
BrightView Holdings, Inc.	39,816	665,325
Casella Waste Systems, Inc. Class A (a)	73,508	2,846,230
CECO Environmental Corp. (a)	35,490	314,087
Charah Solutions, Inc.	9,272	43,208
Cintas Corp.	136,637	30,310,186
Clean Harbors, Inc. (a)	83,772	5,371,461
Copart, Inc. (a)	319,947	22,869,812
Covanta Holding Corp.	197,483	3,329,563
Deluxe Corp.	71,328	2,653,402
Document Security Systems, Inc. (a)(b)	3,635	3,635
Ennis, Inc.	42,994	796,249
Evoqua Water Technologies Corp. (a)	95,306	1,121,752
Fuel Tech, Inc. (a)	38,090	57,516
Healthcare Services Group, Inc. (b)	118,820	3,755,900
Heritage-Crystal Clean, Inc. (a)	21,482	537,050
Herman Miller, Inc.	93,890	3,332,156
HNI Corp.	70,634	2,342,223
Hudson Technologies, Inc. (a)(b)	55,862	89,379
Industrial Services of America, Inc. (a)	1,188	1,378
Interface, Inc.	103,602	1,499,121
KAR Auction Services, Inc.	212,482	11,945,738
Kimball International, Inc. Class B	62,642	967,192
Knoll, Inc.	80,090	1,572,968
LSC Communications, Inc.	55,304	268,224
Matthews International Corp. Class A	52,865	1,798,996
McGrath RentCorp.	42,917	2,413,223
Mobile Mini, Inc.	71,364	2,188,734
MSA Safety, Inc.	57,442	5,708,586
Multi-Color Corp.	21,766	1,082,641
NL Industries, Inc. (a)	6,888	22,524
Odyssey Marine Exploration, Inc. (a)(b)	14,207	59,101
Performant Financial Corp. (a)	22,764	36,650
Perma-Fix Environmental Services, Inc. (a)	5,088	21,115
PICO Holdings, Inc. (a)	29,708	312,825
Pitney Bowes, Inc.	289,384	1,056,252
Quad/Graphics, Inc.	53,313	446,230
Quest Resource Holding Corp. (a)	2,183	5,610
R.R. Donnelley & Sons Co.	109,503	243,097
Republic Services, Inc.	343,803	29,082,296
Rollins, Inc.	240,568	9,038,140
SP Plus Corp. (a)	37,792	1,172,686
Steelcase, Inc. Class A	141,913	2,276,285
Stericycle, Inc. (a)	135,520	6,285,418
Team, Inc. (a)(b)	51,841	752,731
Tetra Tech, Inc.	88,586	5,981,327
The Brink's Co.	80,225	6,177,325
U.S. Ecology, Inc.	39,136	2,329,375
UniFirst Corp.	24,816	3,940,284
Viad Corp.	33,171	2,084,466
Virco Manufacturing Co.	1,967	8,104
VSE Corp.	14,273	344,122
Waste Management, Inc.	626,269	68,482,515
		262,739,467
Construction & Engineering - 0.2%
AECOM (a)	253,546	8,088,117
Aegion Corp. (a)	53,411	769,118
Ameresco, Inc. Class A (a)	28,016	406,232
Arcosa, Inc.	81,268	2,754,173
Argan, Inc.	23,309	1,070,582
Comfort Systems U.S.A., Inc.	61,995	2,924,924
Construction Partners, Inc. Class A	15,659	203,724
Dycom Industries, Inc. (a)	50,489	2,634,011
EMCOR Group, Inc.	90,144	7,262,001
Fluor Corp.	222,689	6,172,939
Goldfield Corp.	30,196	73,074
Granite Construction, Inc.	75,306	3,026,548
Great Lakes Dredge & Dock Corp. (a)	114,423	1,217,461
HC2 Holdings, Inc. (a)(b)	51,050	117,926
Ies Holdings, Inc. (a)	11,974	214,574
Jacobs Engineering Group, Inc.	186,482	14,040,230
Keane Group, Inc. (a)	68,597	503,502
MasTec, Inc. (a)(b)	98,775	4,592,050
MYR Group, Inc. (a)	30,946	999,246
Northwest Pipe Co. (a)	14,553	338,212
NV5 Holdings, Inc. (a)	15,445	1,200,849
Orion Group Holdings, Inc. (a)	29,421	72,670
Primoris Services Corp.	67,250	1,226,640
Quanta Services, Inc.	221,094	7,685,227
Sterling Construction Co., Inc. (a)	42,531	507,820
Tutor Perini Corp. (a)	65,880	957,895
Valmont Industries, Inc.	34,522	3,904,783
Williams Scotsman Corp. (a)	69,586	944,978
		73,909,506
Electrical Equipment - 0.6%
Acuity Brands, Inc.	63,708	7,878,768
Allied Motion Technologies, Inc.	12,882	418,279
American Superconductor Corp. (a)(b)	30,943	301,075
AMETEK, Inc.	361,604	29,611,752
AZZ, Inc.	42,909	1,805,611
Babcock & Wilcox Enterprises, Inc. (a)(b)	257,724	110,821
Broadwind Energy, Inc. (a)	11,689	21,625
Capstone Turbine Corp. (a)(b)	85,468	71,887
Eaton Corp. PLC	676,996	50,429,432
Emerson Electric Co.	983,387	59,239,233
Encore Wire Corp.	36,577	1,825,558
Energous Corp. (a)(b)	27,636	113,860
Energy Focus, Inc. (a)	5,870	2,524
EnerSys	69,900	3,930,477
Enphase Energy, Inc. (a)(b)	125,229	1,899,724
Espey Manufacturing & Electronics Corp.	1,478	36,566
Fortive Corp.	468,545	35,679,702
FuelCell Energy, Inc. (a)(b)	12,449	14,814
Generac Holdings, Inc. (a)	100,128	5,522,059
GrafTech International Ltd.	102,299	1,013,783
Hubbell, Inc. Class B	86,344	9,889,842
Ideal Power, Inc. (a)(b)	27,947	10,625
LSI Industries, Inc.	30,242	107,057
Ocean Power Technologies, Inc. (a)	40	88
Orion Energy Systems, Inc. (a)	15,206	29,348
Plug Power, Inc. (a)(b)	422,223	1,080,891
Powell Industries, Inc.	13,592	467,837
Preformed Line Products Co.	4,282	201,297
Regal Beloit Corp.	69,161	5,028,005
Revolution Lighting Technologies, Inc. (a)(b)	9,383	1,974
Rockwell Automation, Inc.	190,653	28,378,699
Sensata Technologies, Inc. PLC (a)	263,639	11,254,749
Sunrun, Inc. (a)(b)	122,359	1,916,142
Sunworks, Inc. (a)	9,331	7,689
Thermon Group Holdings, Inc. (a)	52,494	1,153,818
TPI Composites, Inc. (a)	28,796	600,397
Ultralife Corp. (a)	13,084	101,401
Vicor Corp. (a)	26,832	813,278
Vivint Solar, Inc. (a)	71,421	465,665
		261,436,352
Industrial Conglomerates - 1.2%
3M Co.	921,942	147,280,235
Carlisle Companies, Inc.	91,829	12,241,724
General Electric Co.	13,963,741	131,817,715
Honeywell International, Inc.	1,166,053	191,594,168
ITT, Inc.	139,618	8,044,789
Raven Industries, Inc.	62,680	2,052,770
Roper Technologies, Inc.	166,190	57,156,065
		550,187,466
Machinery - 1.8%
Actuant Corp. Class A	99,919	2,212,207
AGCO Corp.	105,570	7,026,739
Alamo Group, Inc.	16,317	1,548,973
Albany International Corp. Class A	47,320	3,315,712
Allison Transmission Holdings, Inc.	192,716	7,976,515
Altra Industrial Motion Corp.	103,022	3,231,800
Apergy Corp. (a)	125,335	3,886,638
ARC Group Worldwide, Inc. (a)	1,063	516
Astec Industries, Inc.	39,434	1,160,543
Barnes Group, Inc.	77,027	3,983,836
Blue Bird Corp. (a)(b)	22,797	429,040
Briggs & Stratton Corp.	71,179	669,083
Cactus, Inc. (a)	73,133	2,380,479
Caterpillar, Inc.	920,552	110,291,335
Chart Industries, Inc. (a)	50,284	3,853,263
CIRCOR International, Inc. (a)	32,196	1,360,603
Colfax Corp. (a)(b)	146,465	3,676,272
Columbus McKinnon Corp. (NY Shares)	34,116	1,237,046
Commercial Vehicle Group, Inc. (a)	51,340	318,821
Crane Co.	81,494	6,231,031
Cummins, Inc.	231,099	34,840,485
Deere & Co.	509,945	71,478,991
Donaldson Co., Inc.	207,348	9,838,663
Douglas Dynamics, Inc.	38,410	1,425,011
Dover Corp.	228,233	20,406,313
Eastern Co.	4,098	99,663
Energy Recovery, Inc. (a)(b)	45,216	427,291
EnPro Industries, Inc.	33,140	1,838,939
ESCO Technologies, Inc.	44,471	3,108,078
ExOne Co. (a)(b)	16,187	128,849
Federal Signal Corp.	99,303	2,372,349
Flowserve Corp.	207,377	9,632,662
Franklin Electric Co., Inc.	63,921	2,801,657
FreightCar America, Inc. (a)	14,237	85,849
Gardner Denver Holdings, Inc. (a)	201,224	6,835,579
Gates Industrial Corp. PLC (a)(b)	83,507	941,959
Gencor Industries, Inc. (a)	2,034	22,537
Global Brass & Copper Holdings, Inc.	34,366	1,499,389
Gorman-Rupp Co.	33,677	999,197
Graco, Inc.	262,903	12,414,280
Graham Corp.	10,266	209,529
Greenbrier Companies, Inc.	51,155	1,391,928
Harsco Corp. (a)	128,012	3,200,300
Hillenbrand, Inc.	101,756	3,788,376
Hurco Companies, Inc.	9,048	317,223
Hyster-Yale Materials Handling Class A	16,345	718,853
IDEX Corp.	121,726	18,588,777
Illinois Tool Works, Inc.	484,412	67,643,292
Ingersoll-Rand PLC	386,692	45,761,131
Jason Industries, Inc. (a)	9,621	8,851
John Bean Technologies Corp.	51,324	5,263,276
Kadant, Inc.	19,082	1,549,077
Kennametal, Inc.	130,592	4,015,704
L.B. Foster Co. Class A (a)	14,710	355,541
Lincoln Electric Holdings, Inc.	100,341	7,619,896
Lindsay Corp.	18,329	1,454,956
LiqTech International, Inc. (a)	22,723	220,413
Lydall, Inc. (a)	29,571	534,644
Manitex International, Inc. (a)	16,584	99,006
Manitowoc Co., Inc. (a)	56,810	775,457
Meritor, Inc. (a)	133,876	2,698,940
Middleby Corp. (a)(b)	89,290	11,649,666
Milacron Holdings Corp. (a)	122,572	1,407,127
Miller Industries, Inc.	18,382	488,042
Mueller Industries, Inc.	94,259	2,540,280
Mueller Water Products, Inc. Class A	262,893	2,429,131
Navistar International Corp. New (a)	105,699	3,288,296
NN, Inc.	72,665	563,154
Nordson Corp.	83,598	10,501,581
Omega Flex, Inc.	6,877	587,433
Oshkosh Corp.	111,992	7,972,710
PACCAR, Inc.	550,909	36,260,830
Park-Ohio Holdings Corp.	12,814	400,053
Parker Hannifin Corp.	204,162	31,097,956
Pentair PLC	248,589	8,655,869
ProPetro Holding Corp. (a)(b)	115,787	2,248,584
Proto Labs, Inc. (a)	43,625	4,377,769
RBC Bearings, Inc. (a)	40,133	5,710,926
Rexnord Corp. (a)	164,433	4,326,232
Snap-On, Inc.	89,526	13,958,894
Spartan Motors, Inc.	48,365	417,390
SPX Corp. (a)	72,522	2,156,804
SPX Flow, Inc. (a)	70,169	2,505,033
Standex International Corp.	20,291	1,319,727
Stanley Black & Decker, Inc.	243,556	30,985,194
Sun Hydraulics Corp.	49,093	2,049,633
Tennant Co.	33,429	1,925,845
Terex Corp.	98,801	2,644,903
The L.S. Starrett Co. Class A (a)	3,547	26,141
Timken Co.	108,423	4,771,696
Titan International, Inc.	89,152	376,221
Toro Co.	170,506	11,110,171
TriMas Corp. (a)	81,124	2,324,203
Trinity Industries, Inc.	212,049	4,088,305
Twin Disc, Inc. (a)	12,184	175,693
Wabash National Corp.	91,235	1,232,585
WABCO Holdings, Inc. (a)	81,381	10,653,587
Wabtec Corp. (b)	249,800	15,582,524
Watts Water Technologies, Inc. Class A	47,089	3,832,574
Welbilt, Inc. (a)	214,759	3,313,731
Woodward, Inc.	90,973	9,908,779
Xylem, Inc.	287,909	21,368,606
		793,437,241
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	124,403	579,718
Genco Shipping & Trading Ltd. (a)	29,304	211,868
Kirby Corp. (a)	86,740	6,711,941
Matson, Inc.	74,374	2,545,078
		10,048,605
Professional Services - 0.5%
Acacia Research Corp. (a)	62,934	196,354
Asgn, Inc. (a)	86,567	4,391,544
Barrett Business Services, Inc.	12,256	882,677
BG Staffing, Inc.	12,688	215,950
CBIZ, Inc. (a)	89,126	1,764,695
CoStar Group, Inc. (a)	58,380	29,752,783
CRA International, Inc.	12,741	477,023
Equifax, Inc.	192,391	23,260,072
Exponent, Inc.	86,017	4,821,253
Forrester Research, Inc.	16,023	729,527
Franklin Covey Co. (a)	18,364	571,120
FTI Consulting, Inc. (a)	61,751	5,182,144
GP Strategies Corp. (a)	22,873	311,988
Heidrick & Struggles International, Inc.	32,404	983,785
Hudson Global, Inc. (a)	10,229	13,093
Huron Consulting Group, Inc. (a)	35,383	1,741,905
ICF International, Inc.	32,450	2,365,281
IHS Markit Ltd. (a)	583,517	33,488,041
InnerWorkings, Inc. (a)	68,515	232,266
Insperity, Inc.	59,963	6,829,786
Kelly Services, Inc. Class A (non-vtg.)	51,699	1,214,927
Kforce, Inc.	39,564	1,374,849
Korn Ferry	93,610	4,032,719
Manpower, Inc.	98,809	8,450,146
Mastech Digital, Inc. (a)	547	2,798
MISTRAS Group, Inc. (a)	28,432	392,930
Navigant Consulting, Inc.	64,837	1,426,414
Nielsen Holdings PLC	559,307	12,713,048
RCM Technologies, Inc. (a)	7,267	23,981
Resources Connection, Inc.	46,596	715,249
Robert Half International, Inc.	188,160	10,096,666
TransUnion Holding Co., Inc.	297,319	19,486,287
TriNet Group, Inc. (a)	69,993	4,436,156
TrueBlue, Inc. (a)	70,782	1,503,410
Verisk Analytics, Inc.	261,108	36,555,120
Volt Information Sciences, Inc. (a)	4,582	19,886
WageWorks, Inc. (a)	62,683	3,132,270
Willdan Group, Inc. (a)(b)	16,020	498,542
		224,286,685
Road & Rail - 1.1%
AMERCO	12,880	4,742,674
ArcBest Corp.	43,863	1,099,645
Avis Budget Group, Inc. (a)	101,039	2,865,466
Covenant Transport Group, Inc. Class A (a)	19,371	290,952
CSX Corp.	1,240,814	92,403,419
Daseke, Inc. (a)	99,831	431,270
Genesee & Wyoming, Inc. Class A (a)	90,199	8,588,749
Heartland Express, Inc.	78,424	1,402,221
Hertz Global Holdings, Inc. (a)(b)	85,593	1,204,294
J.B. Hunt Transport Services, Inc.	138,505	11,792,316
Kansas City Southern	162,072	18,359,516
Knight-Swift Transportation Holdings, Inc. Class A	203,181	5,615,923
Landstar System, Inc.	64,014	6,161,348
Marten Transport Ltd.	66,183	1,166,144
Norfolk Southern Corp.	426,872	83,299,802
Old Dominion Freight Lines, Inc.	103,723	13,737,074
P.A.M. Transportation Services, Inc. (a)	2,542	142,352
Patriot Transportation Holding, Inc. (a)	939	16,987
Roadrunner Transportation Systems, Inc. (a)	5,269	49,529
Ryder System, Inc.	83,940	4,238,970
Saia, Inc. (a)	43,283	2,553,697
Schneider National, Inc. Class B	50,921	855,473
U.S. Xpress Enterprises, Inc.	29,647	160,687
U.S.A. Truck, Inc. (a)	12,788	145,527
Uber Technologies, Inc. (b)	320,000	12,931,200
Union Pacific Corp.	1,157,683	193,078,371
Universal Logistics Holdings, Inc.	14,083	265,746
Werner Enterprises, Inc. (b)	74,780	2,084,866
YRC Worldwide, Inc. (a)	53,390	227,441
		469,911,659
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	505	4,061
Air Lease Corp. Class A	163,253	5,877,108
Aircastle Ltd.	86,490	1,679,636
Applied Industrial Technologies, Inc.	63,459	3,447,727
Beacon Roofing Supply, Inc. (a)	110,299	3,811,933
BlueLinx Corp. (a)(b)	15,118	303,721
BMC Stock Holdings, Inc. (a)	113,765	2,278,713
CAI International, Inc. (a)	28,902	650,873
DXP Enterprises, Inc. (a)	25,895	834,337
EVI Industries, Inc. (b)	5,833	212,613
Fastenal Co.	915,356	28,000,740
GATX Corp. (b)	58,929	4,114,423
General Finance Corp. (a)	26,381	201,287
H&E Equipment Services, Inc.	52,496	1,276,178
HD Supply Holdings, Inc. (a)	285,366	11,839,835
Herc Holdings, Inc. (a)	39,054	1,329,008
Houston Wire & Cable Co. (a)	13,194	69,137
Huttig Building Products, Inc. (a)	16,745	43,872
Kaman Corp.	46,060	2,561,397
Lawson Products, Inc. (a)	4,621	169,498
MRC Global, Inc. (a)	135,592	2,006,762
MSC Industrial Direct Co., Inc. Class A	72,554	5,126,666
Now, Inc. (a)	175,596	2,288,016
Rush Enterprises, Inc. Class A	60,518	2,134,470
SiteOne Landscape Supply, Inc. (a)(b)	66,539	4,316,385
Systemax, Inc.	25,051	515,800
Titan Machinery, Inc. (a)	28,629	478,677
Transcat, Inc. (a)	1,294	32,091
Triton International Ltd.	94,791	2,801,074
United Rentals, Inc. (a)	124,286	13,683,889
Univar, Inc. (a)	207,890	4,159,879
Veritiv Corp. (a)	20,122	355,355
W.W. Grainger, Inc.	72,347	18,932,486
Watsco, Inc.	51,359	8,083,393
WESCO International, Inc. (a)	74,852	3,505,319
Willis Lease Finance Corp. (a)	2,699	134,410
		137,260,769
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	123,354	4,918,124

TOTAL INDUSTRIALS		4,428,707,189

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	46,103	2,148,400
ADTRAN, Inc.	83,512	1,309,468
Aerohive Networks, Inc. (a)	95,471	324,601
Applied Optoelectronics, Inc. (a)(b)	39,570	342,676
Arista Networks, Inc. (a)	83,949	20,533,086
Aviat Networks, Inc. (a)	4,071	53,127
BK Technologies Corp.	6,921	27,338
Blonder Tongue Laboratories, Inc. (a)(b)	2,458	2,333
CalAmp Corp. (a)	57,106	580,197
Calix Networks, Inc. (a)	81,133	490,855
Ciena Corp. (a)	228,606	7,987,494
Cisco Systems, Inc.	7,051,203	366,874,092
Clearfield, Inc. (a)	14,647	194,659
ClearOne, Inc. (a)	24,730	50,697
CommScope Holding Co., Inc. (a)	302,643	4,887,684
Communications Systems, Inc.	3,162	8,948
Comtech Telecommunications Corp.	42,664	902,344
Dasan Zhone Solutions, Inc. (a)	7,569	99,003
Digi International, Inc. (a)	44,248	481,861
EchoStar Holding Corp. Class A (a)	81,327	3,479,169
EMCORE Corp. (a)	37,002	131,357
Extreme Networks, Inc. (a)	179,925	1,012,978
F5 Networks, Inc. (a)	94,744	12,513,788
Finisar Corp. (a)	190,903	4,005,145
Harmonic, Inc. (a)	139,555	728,477
Infinera Corp. (a)(b)	262,653	816,851
InterDigital, Inc.	51,065	3,243,649
Juniper Networks, Inc.	554,320	13,641,815
KVH Industries, Inc. (a)	17,339	161,079
Lantronix, Inc. (a)	10,696	37,650
Lumentum Holdings, Inc. (a)	119,537	4,837,662
Motorola Solutions, Inc.	261,663	39,236,367
NETGEAR, Inc. (a)	52,077	1,312,340
NetScout Systems, Inc. (a)	118,478	2,903,896
Network-1 Security Solutions, Inc.	15,752	35,757
Optical Cable Corp. (a)	414	1,722
PC-Tel, Inc.	8,800	43,120
Plantronics, Inc.	51,918	2,132,272
Quantenna Communications, Inc. (a)	46,108	1,118,580
Resonant, Inc. (a)(b)	38,903	93,367
Sonus Networks, Inc. (a)	79,685	340,255
Tessco Technologies, Inc.	10,972	192,010
Ubiquiti Networks, Inc. (b)	30,370	3,653,815
ViaSat, Inc. (a)(b)	93,000	8,093,790
Viavi Solutions, Inc. (a)	364,736	4,395,069
Westell Technologies, Inc. Class A (a)	13,931	24,240
		515,485,083
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	203,106	1,188,170
Akoustis Technologies, Inc. (a)(b)	41,404	288,172
Amphenol Corp. Class A	480,463	41,800,281
Anixter International, Inc. (a)	48,812	2,604,608
Applied DNA Sciences, Inc. (a)(b)	13,912	7,981
Arlo Technologies, Inc.	123,036	422,013
Arrow Electronics, Inc. (a)	135,791	8,508,664
Avnet, Inc.	174,987	7,146,469
AVX Corp.	86,550	1,280,075
Badger Meter, Inc.	47,885	2,528,328
Bel Fuse, Inc. Class B (non-vtg.)	11,343	196,007
Belden, Inc.	62,894	3,220,173
Benchmark Electronics, Inc.	66,122	1,460,635
Cardtronics PLC (a)(b)	62,173	1,877,625
Casa Systems, Inc. (a)	49,526	278,336
CDW Corp.	240,405	23,665,468
ClearSign Combustion Corp. (a)	27,753	24,978
Coda Octopus Group, Inc. (a)	6,107	59,421
Cognex Corp.	272,177	11,050,386
Coherent, Inc. (a)	38,732	4,261,682
Control4 Corp. (a)	41,211	975,052
Corning, Inc.	1,262,010	36,396,368
CTS Corp.	56,627	1,498,350
CUI Global, Inc. (a)	19,515	20,491
Daktronics, Inc.	58,316	362,142
Dell Technologies, Inc. (a)	236,504	14,083,813
Digital Ally, Inc. (a)(b)	10,900	28,940
Dolby Laboratories, Inc. Class A	103,537	6,416,188
DPW Holdings, Inc. (a)	1,346	205
eMagin Corp. (a)	3,729	2,069
ePlus, Inc. (a)	23,112	1,633,094
Fabrinet (a)	59,959	2,556,652
FARO Technologies, Inc. (a)	31,425	1,385,843
Fitbit, Inc. (a)(b)	334,812	1,550,180
FLIR Systems, Inc.	216,579	10,467,263
Frequency Electronics, Inc. (a)	1,870	20,944
I. D. Systems Inc. (a)	4,453	21,775
Identiv, Inc. (a)	9,988	47,443
IEC Electronics Corp. (a)	7,965	48,666
II-VI, Inc. (a)(b)	95,699	3,007,820
Insight Enterprises, Inc. (a)	58,163	2,994,231
Intellicheck, Inc. (a)	400	1,932
IPG Photonics Corp. (a)	56,321	7,049,700
Iteris, Inc. (a)	23,966	127,978
Itron, Inc. (a)	56,505	3,201,008
Jabil, Inc.	225,391	5,542,365
KEMET Corp.	94,494	1,502,455
KEY Tronic Corp. (a)	4,755	24,536
Keysight Technologies, Inc. (a)	302,149	22,700,454
Kimball Electronics, Inc. (a)	39,012	555,921
Knowles Corp. (a)	143,828	2,262,414
LightPath Technologies, Inc. Class A (a)	276	272
Littelfuse, Inc.	39,846	6,503,266
LRAD Corp. (a)	41,498	134,039
Luna Innovations, Inc. (a)	1,059	4,448
Methode Electronics, Inc. Class A	60,208	1,482,923
MicroVision, Inc. (a)(b)	86,442	72,309
MTS Systems Corp.	28,200	1,530,132
Napco Security Technolgies, Inc. (a)	20,138	538,087
National Instruments Corp.	180,210	6,954,304
Neonode, Inc. (a)(b)	2,434	6,474
Novanta, Inc. (a)	53,502	4,281,230
OSI Systems, Inc. (a)	27,009	2,797,862
Par Technology Corp. (a)(b)	18,066	507,835
Park Electrochemical Corp.	28,955	432,588
PC Connection, Inc.	19,350	614,169
PC Mall, Inc. (a)	13,480	344,414
Perceptron, Inc. (a)	9,648	41,486
Plexus Corp. (a)	53,518	2,650,747
Research Frontiers, Inc. (a)(b)	12,362	36,221
RF Industries Ltd.	7,922	61,792
Richardson Electronics Ltd.	17,387	88,326
Rogers Corp. (a)	30,143	4,159,433
Sanmina Corp. (a)	111,917	2,975,873
ScanSource, Inc. (a)	42,130	1,230,617
SYNNEX Corp.	66,644	5,778,701
TE Connectivity Ltd.	545,232	45,924,891
Tech Data Corp. (a)	59,464	5,390,412
Trimble, Inc. (a)	406,220	16,208,178
TTM Technologies, Inc. (a)(b)	155,325	1,324,922
Vishay Intertechnology, Inc.	215,998	3,291,810
Vishay Precision Group, Inc. (a)	20,510	734,668
Wayside Technology Group, Inc.	904	10,333
Wireless Telecom Group, Inc. (a)	8,214	12,650
Wrap Technologies, Inc. (a)	15,805	97,833
Zebra Technologies Corp. Class A (a)	86,881	14,894,879
		369,473,888
IT Services - 5.3%
3PEA International, Inc. (a)(b)	54,919	536,009
Accenture PLC Class A	1,020,530	181,725,777
Akamai Technologies, Inc. (a)	259,316	19,542,054
Alithya Group, Inc. (a)	3,427	10,452
Alliance Data Systems Corp.	71,462	9,826,025
Automatic Data Processing, Inc.	697,747	111,723,250
Booz Allen Hamilton Holding Corp. Class A	224,234	14,164,862
Brightcove, Inc. (a)	50,369	502,683
Broadridge Financial Solutions, Inc.	184,909	23,089,587
CACI International, Inc. Class A (a)	40,466	8,235,640
Carbonite, Inc. (a)	53,831	1,274,180
Cass Information Systems, Inc.	21,214	956,115
Cognizant Technology Solutions Corp. Class A	921,892	57,092,772
Computer Task Group, Inc. (a)	8,542	35,876
Conduent, Inc. (a)	292,347	2,601,888
CoreLogic, Inc. (a)	130,157	5,100,853
CSG Systems International, Inc.	56,465	2,532,455
CSP, Inc.	2,711	36,978
DXC Technology Co.	428,014	20,347,786
Elastic NV (b)	11,563	948,744
Endurance International Group Holdings, Inc. (a)	127,281	566,400
EPAM Systems, Inc. (a)	82,546	14,246,614
Euronet Worldwide, Inc. (a)	82,845	12,844,289
EVERTEC, Inc.	97,542	2,795,554
EVO Payments, Inc. Class A	50,989	1,501,116
Exela Technologies, Inc. (a)	59,836	131,041
ExlService Holdings, Inc. (a)	57,126	3,385,287
Fidelity National Information Services, Inc.	517,906	62,304,092
First Data Corp. Class A (a)	906,642	23,046,840
Fiserv, Inc. (a)(b)	628,798	53,988,596
FleetCor Technologies, Inc. (a)	137,896	35,606,126
Gartner, Inc. (a)	144,176	21,813,829
Genpact Ltd.	239,236	8,648,381
Global Payments, Inc.	252,007	38,819,158
GoDaddy, Inc. (a)	270,319	20,111,734
GreenSky, Inc. Class A (b)	76,824	851,210
GTT Communications, Inc. (a)(b)	53,193	1,264,930
Hackett Group, Inc.	44,825	721,234
i3 Verticals, Inc. Class A	12,195	311,826
IBM Corp.	1,424,530	180,901,065
Information Services Group, Inc. (a)	13,202	41,058
Innodata, Inc. (a)	10,275	10,172
Internap Network Services Corp. (a)(b)	28,445	73,957
Jack Henry & Associates, Inc.	123,374	16,189,136
KBR, Inc.	222,970	4,954,393
Leidos Holdings, Inc.	233,690	17,603,868
Limelight Networks, Inc. (a)	186,412	574,149
Liveramp Holdings, Inc. (a)	110,210	5,662,590
ManTech International Corp. Class A	45,991	2,822,468
Marathon Patent Group, Inc. (a)	406	1,108
MasterCard, Inc. Class A	1,445,699	363,578,842
Maximus, Inc.	102,643	7,313,314
ModusLink Global Solutions, Inc. (a)	22,758	41,420
MoneyGram International, Inc. (a)	49,094	68,241
MongoDB, Inc. Class A (a)(b)	44,126	6,192,643
NIC, Inc.	113,899	1,817,828
Okta, Inc. (a)(b)	166,052	18,800,407
Paychex, Inc.	511,053	43,843,237
PayPal Holdings, Inc. (a)	1,878,966	206,216,519
Perficient, Inc. (a)	56,537	1,720,421
Perspecta, Inc.	226,591	4,919,291
PFSweb, Inc. (a)	19,124	71,715
Presidio, Inc.	84,495	1,119,559
PRG-Schultz International, Inc. (a)	26,821	175,141
Sabre Corp.	443,098	8,986,027
Science Applications International Corp.	82,474	6,329,055
ServiceSource International, Inc. (a)	85,337	88,750
Square, Inc. (a)	492,536	30,512,605
StarTek, Inc. (a)	11,521	93,551
Switch, Inc. Class A (b)	88,429	1,093,867
Sykes Enterprises, Inc. (a)	68,908	1,706,162
The Western Union Co. (b)	699,812	13,576,353
Total System Services, Inc.	261,383	32,288,642
Ttec Holdings, Inc.	24,314	964,780
Twilio, Inc. Class A (a)(b)	176,110	23,244,759
U.S.A. Technologies, Inc. (a)(b)	94,755	635,806
Unisys Corp. (a)(b)	80,377	779,657
VeriSign, Inc. (a)	169,109	32,972,873
Verra Mobility Corp. (a)(b)	156,419	2,186,738
Virtusa Corp. (a)	49,333	2,091,719
Visa, Inc. Class A	2,802,741	452,166,206
WEX, Inc. (a)	69,355	13,103,934
WidePoint Corp. (a)	52,553	24,542
Worldpay, Inc. (a)	483,987	58,872,179
		2,329,672,990
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research, Inc. (a)	11,708	225,496
Adesto Technologies Corp. (a)	33,359	251,193
Advanced Energy Industries, Inc. (a)	61,873	3,104,168
Advanced Micro Devices, Inc. (a)(b)	1,404,558	38,498,935
AEHR Test Systems (a)	13,885	24,299
Alpha & Omega Semiconductor Ltd. (a)	29,251	249,804
Amkor Technology, Inc. (a)	222,481	1,441,677
Amtech Systems, Inc. (a)	10,062	54,033
Analog Devices, Inc.	591,614	57,161,745
Applied Materials, Inc.	1,520,829	58,840,874
Aquantia Corp. (a)	49,733	653,492
Axcelis Technologies, Inc. (a)	61,587	913,335
AXT, Inc. (a)	72,533	289,407
Broadcom, Inc.	634,062	159,555,362
Brooks Automation, Inc.	114,708	4,070,987
Cabot Microelectronics Corp.	45,464	4,431,376
Ceva, Inc. (a)	36,166	825,670
Cirrus Logic, Inc. (a)	100,551	3,757,591
Cohu, Inc.	68,330	994,202
Cree, Inc. (a)(b)	164,879	9,091,428
CVD Equipment Corp. (a)	17,821	64,156
CyberOptics Corp. (a)	8,303	127,451
Cypress Semiconductor Corp.	581,394	10,360,441
Diodes, Inc. (a)	65,784	2,034,699
DSP Group, Inc. (a)	43,449	606,983
Entegris, Inc.	215,909	7,414,315
First Solar, Inc. (a)	120,948	7,019,822
FormFactor, Inc. (a)	116,027	1,666,148
GSI Technology, Inc. (a)	13,454	111,937
Ichor Holdings Ltd. (a)(b)	37,560	792,516
Impinj, Inc. (a)	24,946	618,411
Inphi Corp. (a)	69,825	3,063,921
Intel Corp.	7,206,448	317,371,970
Intermolecular, Inc. (a)	5,116	5,986
Intest Corp. (a)	2,860	14,357
KLA-Tencor Corp.	264,156	27,226,559
Kopin Corp. (a)(b)	83,051	95,509
Kulicke & Soffa Industries, Inc.	113,552	2,201,773
Lam Research Corp.	244,778	42,740,687
Lattice Semiconductor Corp. (a)	207,772	2,659,482
MACOM Technology Solutions Holdings, Inc. (a)(b)	71,987	1,018,616
Marvell Technology Group Ltd.	949,809	21,180,741
Maxim Integrated Products, Inc.	434,040	22,826,164
MaxLinear, Inc. Class A (a)(b)	102,024	2,159,848
Microchip Technology, Inc. (b)	380,740	30,470,622
Micron Technology, Inc. (a)	1,795,042	58,536,320
MKS Instruments, Inc.	86,548	6,184,720
Monolithic Power Systems, Inc.	63,610	7,407,385
MoSys, Inc. (a)	4,431	833
Nanometrics, Inc. (a)	39,841	1,133,476
NeoPhotonics Corp. (a)	55,301	215,121
NVE Corp.	7,223	526,990
NVIDIA Corp.	971,143	131,551,031
ON Semiconductor Corp. (a)	653,029	11,597,795
PDF Solutions, Inc. (a)	46,213	561,488
Photronics, Inc. (a)	114,911	931,928
Pixelworks, Inc. (a)	49,639	147,924
Power Integrations, Inc.	48,672	3,171,468
Qorvo, Inc. (a)	196,002	11,991,402
Qualcomm, Inc.	1,939,940	129,626,791
QuickLogic Corp. (a)(b)	104,299	71,852
Rambus, Inc. (a)	181,282	2,059,364
Rubicon Technology, Inc. (a)	1,837	14,843
Rudolph Technologies, Inc. (a)	51,097	1,178,808
Semtech Corp. (a)	105,558	4,204,375
Silicon Laboratories, Inc. (a)	70,818	6,626,440
Skyworks Solutions, Inc.	278,335	18,545,461
SMART Global Holdings, Inc. (a)(b)	20,576	350,409
SolarEdge Technologies, Inc. (a)(b)	70,841	3,795,661
SunPower Corp. (a)(b)	113,401	845,971
Synaptics, Inc. (a)	53,523	1,415,683
Teradyne, Inc.	276,704	11,660,307
Texas Instruments, Inc.	1,504,599	156,944,722
Ultra Clean Holdings, Inc. (a)(b)	68,290	870,698
Universal Display Corp. (b)	67,261	9,882,659
Veeco Instruments, Inc. (a)	79,160	909,548
Versum Materials, Inc.	172,039	8,834,203
Xilinx, Inc.	402,632	41,193,280
Xperi Corp.	78,428	1,647,772
		1,482,924,916
Software - 7.0%
2U, Inc. (a)(b)	92,211	3,503,096
8x8, Inc. (a)	153,292	3,698,936
A10 Networks, Inc. (a)	100,462	611,814
ACI Worldwide, Inc. (a)	186,773	5,875,879
Adobe, Inc. (a)	781,403	211,682,073
Agilysys, Inc. (a)	27,980	609,964
Alarm.com Holdings, Inc. (a)	56,128	3,272,824
Altair Engineering, Inc. Class A (a)	44,758	1,705,727
Alteryx, Inc. Class A (a)(b)	74,345	6,457,607
Amber Road, Inc. (a)	40,939	531,388
American Software, Inc. Class A	40,460	512,628
Anaplan, Inc. (b)	27,757	1,207,707
ANSYS, Inc. (a)	134,187	24,086,567
AppFolio, Inc. (a)	20,279	1,954,896
Appian Corp. Class A (a)(b)	49,638	1,793,421
Aspen Technology, Inc. (a)	113,012	12,839,293
Asure Software, Inc. (a)(b)	15,967	102,668
AudioEye, Inc. (a)	4,475	27,521
Autodesk, Inc. (a)	351,326	56,531,867
Avalara, Inc.	68,027	4,601,346
Avaya Holdings Corp. (a)	169,966	2,138,172
Benefitfocus, Inc. (a)	40,524	1,149,261
Black Knight, Inc. (a)	231,755	13,138,191
Blackbaud, Inc.	78,007	6,000,298
BlackLine, Inc. (a)(b)	76,616	3,938,829
Bottomline Technologies, Inc. (a)	62,350	2,723,448
Box, Inc. Class A (a)	223,177	4,126,543
BroadVision, Inc. (a)	359	481
BSQUARE Corp. (a)	8,201	11,481
Cadence Design Systems, Inc. (a)	447,900	28,473,003
Carbon Black, Inc.	74,356	1,119,058
Cardlytics, Inc. (a)(b)	25,245	579,373
CDK Global, Inc.	204,466	9,896,154
Ceridian HCM Holding, Inc. (a)(b)	107,098	5,267,080
ChannelAdvisor Corp. (a)	45,311	416,861
Cision Ltd. (a)	128,166	1,407,263
Citrix Systems, Inc.	199,177	18,746,539
Cloudera, Inc. (a)	357,556	3,278,789
CommVault Systems, Inc. (a)	59,416	2,736,107
Cornerstone OnDemand, Inc. (a)	86,050	4,580,442
Coupa Software, Inc. (a)	85,251	9,310,262
Digimarc Corp. (a)	18,746	985,290
Digital Turbine, Inc. (a)	104,395	393,569
DocuSign, Inc. (a)	36,069	2,022,028
Domo, Inc. Class B (b)	16,428	550,338
Dropbox, Inc. Class A (a)	328,747	7,416,532
Ebix, Inc.	35,968	1,687,978
eGain Communications Corp. (a)	26,974	212,555
Envestnet, Inc. (a)	78,200	5,232,362
Everbridge, Inc. (a)	45,843	3,605,094
Evolving Systems, Inc. (a)	3,647	3,115
Fair Isaac Corp. (a)	46,449	13,744,259
Finjan Holdings, Inc. (a)	15,161	37,296
FireEye, Inc. (a)	311,088	4,538,774
Five9, Inc. (a)	91,805	4,714,187
Forescout Technologies, Inc. (a)	57,793	1,856,311
Fortinet, Inc. (a)	232,821	16,874,866
Globalscape, Inc.	3,841	35,107
GSE Systems, Inc. (a)	285	618
Guidewire Software, Inc. (a)	129,223	12,989,496
HubSpot, Inc. (a)	61,253	10,613,920
HyreCar, Inc.	8,010	31,479
Innovate Biopharmaceuticals, Inc. (a)(b)	19,297	24,700
Inseego Corp. (a)(b)	98,929	478,816
Instructure, Inc. (a)(b)	52,488	2,182,451
Intelligent Systems Corp. (a)(b)	8,853	241,156
Intuit, Inc.	415,061	101,627,686
Inuvo, Inc. (a)	7,070	4,878
j2 Global, Inc.	73,647	6,207,706
LivePerson, Inc. (a)	97,433	2,711,560
LogMeIn, Inc.	79,562	5,714,938
Manhattan Associates, Inc. (a)	108,257	7,087,586
Marin Software, Inc. (a)	1,045	2,466
Microsoft Corp.	12,294,728	1,520,611,859
MicroStrategy, Inc. Class A (a)	14,009	1,861,936
Mitek Systems, Inc. (a)	59,217	604,013
MobileIron, Inc. (a)	155,615	869,888
Model N, Inc. (a)	47,406	854,256
Monotype Imaging Holdings, Inc.	72,368	1,178,875
NetSol Technologies, Inc. (a)	12,231	71,918
New Relic, Inc. (a)	73,252	7,348,641
Nuance Communications, Inc. (a)	476,028	8,173,401
Nutanix, Inc. Class A (a)	123,547	3,467,964
NXT-ID, Inc. (a)	24,411	16,145
Onespan, Inc. (a)	51,431	717,462
Oracle Corp.	4,080,087	206,452,402
Palo Alto Networks, Inc. (a)	152,703	30,561,978
Parametric Technology Corp. (a)	170,059	14,295,160
Park City Group, Inc. (a)	14,445	75,981
Paycom Software, Inc. (a)	77,397	16,415,904
Paylocity Holding Corp. (a)	51,385	5,149,805
Pegasystems, Inc.	59,604	4,299,833
Pivotal Software, Inc. (a)(b)	124,092	2,469,431
Pluralsight, Inc. (b)	88,823	2,829,901
Progress Software Corp.	73,999	3,030,999
Proofpoint, Inc. (a)	88,333	9,925,096
PROS Holdings, Inc. (a)	59,890	3,395,763
Q2 Holdings, Inc. (a)	60,230	4,411,245
QAD, Inc.:
Class A	16,938	731,722
Class B	3,152	96,325
Qualys, Inc. (a)	54,925	4,866,904
Qumu Corp. (a)	4,413	14,254
Rapid7, Inc. (a)	67,098	3,505,871
RealNetworks, Inc. (a)	21,027	39,320
RealPage, Inc. (a)(b)	116,895	6,817,316
Red Hat, Inc. (a)	282,073	51,986,054
Red Violet, Inc. (a)	7,243	85,323
RingCentral, Inc. (a)	109,792	13,158,571
RumbleON, Inc. Class B (a)	15,662	69,069
SailPoint Technologies Holding, Inc. (a)	105,483	1,853,336
Salesforce.com, Inc. (a)	1,225,846	185,605,343
SeaChange International, Inc. (a)	27,039	34,340
SecureWorks Corp. (a)(b)	19,335	282,484
ServiceNow, Inc. (a)	287,576	75,324,782
SharpSpring, Inc. (a)	3,966	57,824
ShotSpotter, Inc. (a)(b)	12,351	568,146
SITO Mobile Ltd. (a)(b)	13,186	12,395
Smartsheet, Inc. (a)	22,445	964,686
Smith Micro Software, Inc. (a)	37,579	110,482
Splunk, Inc. (a)	237,513	27,074,107
SPS Commerce, Inc. (a)	28,636	2,918,867
SS&C Technologies Holdings, Inc.	345,730	19,239,875
Support.com, Inc. (a)	28,764	64,144
SurveyMonkey	29,727	511,304
Symantec Corp.	1,021,498	19,132,658
Synacor, Inc. (a)	14,696	25,277
Synchronoss Technologies, Inc. (a)	84,404	538,498
Synopsys, Inc. (a)	236,719	27,563,560
Tableau Software, Inc. (a)	115,245	12,961,605
Telaria, Inc. (a)	43,449	325,868
TeleNav, Inc. (a)	59,896	446,824
Tenable Holdings, Inc.	20,284	564,909
Teradata Corp. (a)	187,314	6,432,363
The Trade Desk, Inc. (a)(b)	58,473	11,625,017
TiVo Corp.	204,796	1,474,531
Tyler Technologies, Inc. (a)	61,534	13,128,279
Upland Software, Inc. (a)	35,201	1,647,055
Upwork, Inc. (b)	100,109	1,499,633
Varonis Systems, Inc. (a)	48,431	3,028,875
Verint Systems, Inc. (a)	103,974	5,900,525
Veritone, Inc. (a)(b)	14,842	131,203
VirnetX Holding Corp. (a)	96,788	572,985
VMware, Inc. Class A	121,302	21,468,028
Workday, Inc. Class A (a)	257,338	52,527,833
Workiva, Inc. (a)	42,525	2,366,091
Yext, Inc. (a)	136,443	2,505,093
Zendesk, Inc. (a)	173,364	14,605,917
Zix Corp. (a)	92,603	829,723
Zscaler, Inc. (a)(b)	22,182	1,522,351
Zuora, Inc. (a)(b)	23,644	330,780
		3,122,712,155
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	179,811	1,454,671
Apple, Inc.	7,179,168	1,256,856,942
Astro-Med, Inc.	6,944	177,836
Avid Technology, Inc. (a)	52,931	410,215
CPI Card Group (a)	3,268	8,137
Cray, Inc. (a)	70,549	2,469,920
Diebold Nixdorf, Inc. (a)	127,391	1,082,824
Eastman Kodak Co. (a)(b)	52,507	122,341
Electronics for Imaging, Inc. (a)	64,889	2,378,182
Everspin Technologies, Inc. (a)	12,144	83,308
Hewlett Packard Enterprise Co.	2,207,743	30,290,234
HP, Inc.	2,450,527	45,775,844
Immersion Corp. (a)	51,575	388,876
Intevac, Inc. (a)	21,341	113,107
NCR Corp. (a)	193,074	5,908,064
NetApp, Inc.	396,113	23,449,890
Pure Storage, Inc. Class A (a)	272,696	4,324,959
Seagate Technology LLC	414,177	17,333,307
Transact Technologies, Inc.	2,502	21,542
Western Digital Corp.	467,338	17,394,320
Xerox Corp.	311,358	9,530,668
		1,419,575,187

TOTAL INFORMATION TECHNOLOGY		9,239,844,219

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(c)	54,023	23,392
Advanced Emissions Solutions, Inc.	41,982	498,326
AdvanSix, Inc. (a)	48,726	1,187,940
AgroFresh Solutions, Inc. (a)(b)	32,597	78,559
Air Products & Chemicals, Inc.	352,744	71,815,151
Albemarle Corp. U.S. (b)	168,519	10,667,253
American Vanguard Corp.	41,025	544,812
Amyris, Inc. (a)(b)	74,605	252,911
Ashland Global Holdings, Inc.	98,754	7,393,712
Axalta Coating Systems Ltd. (a)	330,875	7,778,871
Balchem Corp.	53,086	4,814,369
Cabot Corp.	96,558	3,856,527
Celanese Corp. Class A	204,262	19,390,592
CF Industries Holdings, Inc.	351,344	14,138,083
Chase Corp.	13,713	1,394,475
Core Molding Technologies, Inc.	7,964	61,084
Dow, Inc. (a)	1,199,513	56,089,228
DowDuPont, Inc.	3,610,614	110,195,939
Eastman Chemical Co.	218,631	14,193,525
Ecolab, Inc.	405,992	74,739,067
Element Solutions, Inc. (a)	369,992	3,500,124
Ferro Corp. (a)	133,923	1,813,317
Flotek Industries, Inc. (a)	72,325	219,868
FMC Corp.	214,796	15,776,766
FutureFuel Corp.	48,520	503,638
H.B. Fuller Co.	82,693	3,260,585
Hawkins, Inc.	15,131	538,058
Huntsman Corp.	329,970	5,731,579
Ingevity Corp. (a)	66,548	5,836,260
Innophos Holdings, Inc.	34,380	914,164
Innospec, Inc.	38,255	3,087,561
International Flavors & Fragrances, Inc. (b)	162,141	21,957,134
Intrepid Potash, Inc. (a)	168,663	532,975
Koppers Holdings, Inc. (a)	36,882	983,274
Kraton Performance Polymers, Inc. (a)	52,932	1,295,246
Kronos Worldwide, Inc.	51,118	644,598
Linde PLC	883,951	159,597,353
LSB Industries, Inc. (a)	21,044	70,497
LyondellBasell Industries NV Class A	488,585	36,277,436
Marrone Bio Innovations, Inc. (a)	24,309	37,436
Minerals Technologies, Inc.	60,976	3,169,532
NewMarket Corp.	14,522	5,620,014
Olin Corp.	263,480	5,166,843
OMNOVA Solutions, Inc. (a)	78,692	446,184
PolyOne Corp.	125,351	3,150,071
PPG Industries, Inc.	377,008	39,453,887
PQ Group Holdings, Inc. (a)	74,640	1,130,796
Quaker Chemical Corp.	21,822	3,946,727
Rayonier Advanced Materials, Inc. (b)	76,985	502,712
RPM International, Inc.	212,404	11,367,862
Sensient Technologies Corp.	67,669	4,581,191
Sherwin-Williams Co.	130,806	54,866,577
Stepan Co.	34,573	2,933,865
Taronis Technologies, Inc. (a)(b)	15,844	6,971
The Chemours Co. LLC	271,978	5,736,016
The Mosaic Co.	561,765	12,061,095
The Scotts Miracle-Gro Co. Class A	62,973	5,637,973
Trecora Resources (a)	23,917	226,733
Tredegar Corp.	48,928	762,788
Trinseo SA	67,926	2,502,394
Tronox Holdings PLC	148,921	1,380,498
Valhi, Inc.	53,137	106,274
Valvoline, Inc.	303,257	5,291,835
Venator Materials PLC (a)	79,617	346,334
W.R. Grace & Co.	109,920	7,747,162
Westlake Chemical Corp.	56,996	3,265,301
		843,099,320
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	25,287	128,964
Eagle Materials, Inc.	73,836	6,354,326
Forterra, Inc. (a)	24,142	115,399
Foundation Building Materials, Inc. (a)	28,089	426,110
Martin Marietta Materials, Inc.	100,770	21,212,085
nVent Electric PLC	255,181	5,884,474
Summit Materials, Inc. (a)(b)	178,235	2,491,725
Tecnoglass, Inc.	27,302	195,755
U.S. Concrete, Inc. (a)(b)	24,422	1,137,333
United States Lime & Minerals, Inc.	2,947	240,652
Vulcan Materials Co.	210,939	26,348,390
		64,535,213
Containers & Packaging - 0.4%
Aptargroup, Inc.	101,635	11,512,196
Avery Dennison Corp.	133,790	13,922,187
Ball Corp.	537,695	33,009,096
Bemis Co., Inc.	148,123	8,642,977
Berry Global Group, Inc. (a)	210,030	9,875,611
Crown Holdings, Inc. (a)	211,919	11,746,670
Graphic Packaging Holding Co.	460,265	5,983,445
Greif, Inc. Class A	52,561	1,862,762
International Paper Co.	647,253	26,841,582
Myers Industries, Inc.	61,711	1,044,150
Owens-Illinois, Inc.	246,596	3,945,536
Packaging Corp. of America	150,492	13,405,827
Sealed Air Corp.	248,707	10,420,823
Silgan Holdings, Inc.	121,774	3,530,228
Sonoco Products Co.	157,756	9,754,053
UFP Technologies, Inc. (a)	11,414	421,405
WestRock Co.	410,221	13,373,205
		179,291,753
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	518,257	891,402
Alcoa Corp. (a)	295,700	6,265,883
Allegheny Technologies, Inc. (a)(b)	199,333	4,267,720
Americas Silver Corp. (a)	22,662	38,979
Ampco-Pittsburgh Corp. (a)	7,638	35,899
Atkore International Group, Inc. (a)	76,894	1,798,551
Carpenter Technology Corp.	75,106	3,046,299
Century Aluminum Co. (a)	80,644	450,800
Cleveland-Cliffs, Inc. (b)	465,552	4,050,302
Coeur d'Alene Mines Corp. (a)	352,472	1,001,020
Commercial Metals Co.	190,879	2,548,235
Compass Minerals International, Inc.	53,688	2,738,625
Comstock Mining, Inc. (a)(b)	8,320	1,548
Freeport-McMoRan, Inc.	2,314,235	22,471,222
Friedman Industries	1,468	10,834
General Moly, Inc. (a)	44,382	17,398
Gold Resource Corp.	121,856	346,071
Golden Minerals Co. (a)	52,084	13,281
Haynes International, Inc.	19,418	565,646
Hecla Mining Co.	858,373	1,124,469
Kaiser Aluminum Corp.	25,858	2,304,465
Livent Corp. (b)	241,116	1,523,853
Materion Corp.	32,602	1,970,791
McEwen Mining, Inc. (b)	452,631	611,052
Newmont Goldcorp Corp.	1,306,037	43,216,764
Nucor Corp.	485,975	23,326,800
Olympic Steel, Inc.	11,797	146,047
Paramount Gold Nevada Corp. (a)	5,837	4,144
Reliance Steel & Aluminum Co.	110,089	9,167,111
Royal Gold, Inc.	104,585	9,202,434
Ryerson Holding Corp. (a)	25,842	199,500
Schnitzer Steel Industries, Inc. Class A	44,637	942,287
Solitario Exploration & Royalty Corp. (a)	13,286	4,119
Steel Dynamics, Inc.	364,377	9,164,082
SunCoke Energy, Inc.	118,028	866,326
Synalloy Corp.	10,769	199,873
TimkenSteel Corp. (a)(b)	65,970	469,047
U.S. Antimony Corp. (a)	18,308	10,362
United States Steel Corp. (b)	267,812	3,165,538
Universal Stainless & Alloy Products, Inc. (a)	12,253	155,613
Warrior Metropolitan Coal, Inc.	68,166	1,759,364
Worthington Industries, Inc.	66,037	2,254,503
		162,348,259
Paper & Forest Products - 0.0%
Boise Cascade Co.	65,215	1,447,773
Clearwater Paper Corp. (a)	26,272	423,242
Domtar Corp.	99,407	4,180,064
Louisiana-Pacific Corp.	197,314	4,502,705
Mercer International, Inc. (SBI)	72,538	1,039,470
Neenah, Inc.	28,506	1,629,403
P.H. Glatfelter Co.	70,672	1,030,398
Resolute Forest Products	144,164	926,975
Schweitzer-Mauduit International, Inc.	55,239	1,728,428
Verso Corp. (a)	54,566	939,627
		17,848,085

TOTAL MATERIALS		1,267,122,630

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust (SBI)	133,811	3,659,731
Agree Realty Corp. (b)	64,711	4,332,401
Alexander & Baldwin, Inc.	114,699	2,646,106
Alexanders, Inc.	6,709	2,468,912
Alexandria Real Estate Equities, Inc.	183,386	26,849,544
American Assets Trust, Inc.	65,712	2,982,668
American Campus Communities, Inc.	218,827	10,136,067
American Finance Trust, Inc.	90,640	948,094
American Homes 4 Rent Class A	403,371	9,846,286
American Tower Corp.	706,957	147,591,413
Americold Realty Trust (b)	294,668	9,223,108
Apartment Investment & Management Co. Class A	240,993	12,037,600
Apple Hospitality (REIT), Inc.	339,163	5,236,677
Armada Hoffler Properties, Inc.	82,041	1,353,677
Ashford Hospitality Trust, Inc.	159,205	710,054
AvalonBay Communities, Inc.	221,241	44,914,135
Bluerock Residential Growth (REIT), Inc.	66,243	757,820
Boston Properties, Inc.	248,400	32,498,172
Braemar Hotels & Resorts, Inc.	46,703	487,579
Brandywine Realty Trust (SBI)	277,526	4,193,418
Brixmor Property Group, Inc.	470,412	8,067,566
BRT Realty Trust	138,738	1,750,874
Camden Property Trust (SBI)	153,232	15,838,060
CareTrust (REIT), Inc.	160,119	3,892,493
CatchMark Timber Trust, Inc.	73,850	694,929
CBL & Associates Properties, Inc. (b)	297,920	242,596
Cedar Realty Trust, Inc.	141,902	401,583
Chatham Lodging Trust	74,860	1,425,334
Chesapeake Lodging Trust	93,920	2,702,078
CIM Commercial Trust Corp.	4,442	92,616
City Office REIT, Inc.	66,953	789,376
Clipper Realty, Inc.	5,106	65,204
Colony Capital, Inc.	787,385	4,086,528
Columbia Property Trust, Inc.	194,850	4,165,893
Community Healthcare Trust, Inc.	30,656	1,199,569
Condor Hospitality Trust, Inc.	79	768
CorEnergy Infrastructure Trust, Inc. (b)	16,675	643,488
CorePoint Lodging, Inc.	65,774	797,181
CoreSite Realty Corp.	57,980	6,767,426
Corporate Office Properties Trust (SBI)	174,676	4,862,980
Corrections Corp. of America	200,337	4,387,380
Cousins Properties, Inc.	648,339	5,867,468
Crown Castle International Corp.	665,521	86,524,385
CubeSmart	295,650	9,969,318
CyrusOne, Inc.	173,810	10,261,742
DDR Corp.	241,342	3,081,937
DiamondRock Hospitality Co.	312,159	3,093,496
Digital Realty Trust, Inc.	334,671	39,397,470
Douglas Emmett, Inc.	254,144	10,239,462
Duke Realty Corp.	576,508	17,347,126
Easterly Government Properties, Inc.	93,327	1,718,150
EastGroup Properties, Inc.	58,468	6,489,948
Empire State Realty Trust, Inc.	216,524	3,325,809
EPR Properties	121,197	9,465,486
Equinix, Inc.	133,554	64,879,198
Equity Commonwealth	190,602	6,207,907
Equity Lifestyle Properties, Inc.	146,315	17,800,683
Equity Residential (SBI)	591,108	45,261,140
Essential Properties Realty Trust, Inc.	74,037	1,574,027
Essex Property Trust, Inc.	105,257	30,707,677
Extra Space Storage, Inc.	203,050	21,758,838
Farmland Partners, Inc. (b)	67,821	419,812
Federal Realty Investment Trust (SBI)	116,430	15,220,894
First Industrial Realty Trust, Inc.	203,661	7,069,073
Four Corners Property Trust, Inc.	123,799	3,560,459
Franklin Street Properties Corp.	172,323	1,247,619
Front Yard Residential Corp. Class B	81,964	937,668
Gaming & Leisure Properties	321,146	12,682,056
Getty Realty Corp.	61,348	1,899,334
Gladstone Commercial Corp.	56,185	1,183,818
Gladstone Land Corp.	17,274	214,198
Global Medical REIT, Inc.	55,151	587,910
Global Net Lease, Inc.	140,037	2,578,081
Government Properties Income Trust (b)	74,901	1,790,883
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99,060	2,566,645
HCP, Inc.	767,237	24,329,085
Healthcare Realty Trust, Inc.	208,094	6,708,951
Healthcare Trust of America, Inc.	324,800	9,350,992
Hersha Hospitality Trust	66,167	1,128,147
Highwoods Properties, Inc. (SBI)	163,387	7,166,154
Hospitality Properties Trust (SBI)	264,656	6,581,995
Host Hotels & Resorts, Inc.	1,171,853	21,222,258
Hudson Pacific Properties, Inc.	246,372	8,231,289
Independence Realty Trust, Inc.	142,184	1,561,180
Industrial Logistics Properties Trust	112,603	2,123,693
Investors Real Estate Trust	20,037	1,159,942
Invitation Homes, Inc.	540,646	13,856,757
Iron Mountain, Inc. (b)	455,848	13,971,741
iStar Financial, Inc. (b)	105,769	1,164,517
JBG SMITH Properties	190,256	7,513,209
Jernigan Capital, Inc.	27,923	589,734
Kilroy Realty Corp.	158,908	11,713,109
Kimco Realty Corp.	674,635	11,738,649
Kite Realty Group Trust	143,918	2,187,554
Lamar Advertising Co. Class A	136,630	10,685,832
Lexington Corporate Properties Trust	335,500	3,076,535
Liberty Property Trust (SBI)	236,704	11,236,339
Life Storage, Inc.	72,745	7,003,889
LTC Properties, Inc.	67,566	3,023,579
Mack-Cali Realty Corp.	154,297	3,505,628
Medical Properties Trust, Inc.	603,337	10,727,332
Mid-America Apartment Communities, Inc.	183,371	20,937,301
Monmouth Real Estate Investment Corp. Class A	152,295	2,122,992
National Health Investors, Inc.	70,737	5,556,391
National Retail Properties, Inc.	262,224	14,036,851
National Storage Affiliates Trust	92,718	2,762,069
New Senior Investment Group, Inc.	147,553	972,374
NexPoint Residential Trust, Inc.	39,034	1,564,483
NorthStar Realty Europe Corp.	72,686	1,197,138
Omega Healthcare Investors, Inc.	338,455	12,055,767
One Liberty Properties, Inc.	31,201	890,477
Outfront Media, Inc.	223,556	5,510,655
Paramount Group, Inc.	338,911	4,829,482
Park Hotels & Resorts, Inc.	319,267	8,818,155
Pebblebrook Hotel Trust	204,486	5,690,845
Pennsylvania Real Estate Investment Trust (SBI) (b)	100,831	646,327
Physicians Realty Trust	294,116	5,385,264
Piedmont Office Realty Trust, Inc. Class A	212,829	4,326,814
Plymouth Industrial REIT, Inc.	7,638	135,804
Potlatch Corp.	111,240	3,743,226
Power (REIT) (a)	527	3,157
Preferred Apartment Communities, Inc. Class A	72,111	1,132,143
Prologis, Inc.	1,009,447	74,365,960
PS Business Parks, Inc.	31,738	5,107,279
Public Storage	240,178	57,133,543
QTS Realty Trust, Inc. Class A (b)	87,607	4,044,815
Ramco-Gershenson Properties Trust (SBI)	144,095	1,753,636
Rayonier, Inc.	208,494	5,869,106
Realty Income Corp.	483,873	33,909,820
Regency Centers Corp.	268,940	17,739,282
Retail Opportunity Investments Corp.	182,191	3,049,877
Retail Properties America, Inc.	359,905	4,279,270
Rexford Industrial Realty, Inc.	166,495	6,293,511
RLJ Lodging Trust	267,287	4,589,318
Ryman Hospitality Properties, Inc.	82,330	6,582,284
Sabra Health Care REIT, Inc.	282,733	5,453,920
Safety Income and Growth, Inc. (b)	11,435	312,061
Saul Centers, Inc.	20,853	1,119,598
SBA Communications Corp. Class A (a)	179,309	38,804,261
Senior Housing Properties Trust (SBI)	372,291	2,933,653
Seritage Growth Properties (b)	45,762	1,913,767
Simon Property Group, Inc.	495,458	80,308,787
SL Green Realty Corp.	127,997	11,007,742
Sotherly Hotels, Inc.	1,996	14,112
Spirit MTA REIT	60,955	428,514
Spirit Realty Capital, Inc.	138,508	5,908,751
Stag Industrial, Inc.	188,779	5,508,571
Store Capital Corp.	311,332	10,653,781
Summit Hotel Properties, Inc.	168,620	1,927,327
Sun Communities, Inc.	138,041	17,430,437
Sunstone Hotel Investors, Inc.	353,094	4,738,521
Tanger Factory Outlet Centers, Inc. (b)	149,484	2,535,249
Taubman Centers, Inc.	99,768	4,425,708
Terreno Realty Corp.	95,913	4,384,183
The GEO Group, Inc.	203,130	4,454,641
The Macerich Co.	168,790	6,132,141
TIER REIT, Inc.	89,639	2,413,082
UDR, Inc.	443,076	19,840,943
UMH Properties, Inc.	58,591	779,846
Uniti Group, Inc. (b)	279,992	2,690,723
Universal Health Realty Income Trust (SBI)	25,410	2,082,858
Urban Edge Properties	194,696	3,358,506
Urstadt Biddle Properties, Inc. Class A	68,061	1,489,175
Ventas, Inc.	568,079	36,527,480
VEREIT, Inc.	1,524,847	13,540,641
VICI Properties, Inc.	570,309	12,649,454
Vornado Realty Trust	273,073	18,085,625
Washington Prime Group, Inc. (b)	306,406	1,256,265
Washington REIT (SBI)	132,898	3,536,416
Weingarten Realty Investors (SBI)	193,773	5,464,399
Welltower, Inc.	626,157	50,856,472
Weyerhaeuser Co.	1,186,906	27,061,457
Wheeler REIT, Inc. (a)(b)	4,965	8,292
Whitestone REIT Class B	62,245	788,644
WP Carey, Inc.	270,944	22,491,061
Xenia Hotels & Resorts, Inc.	182,696	3,820,173
		1,800,407,844
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	15,923	320,530
Boston Omaha Corp. (a)	12,845	309,950
CBRE Group, Inc. (a)	498,838	22,796,897
Colony NorthStar Credit Real Estate, Inc.	148,830	2,263,704
Consolidated-Tomoka Land Co.	10,423	623,295
eXp World Holdings, Inc. (a)(b)	69,581	709,726
Forestar Group, Inc. (a)	16,399	293,706
FRP Holdings, Inc. (a)	9,102	423,425
HFF, Inc.	61,072	2,637,089
Howard Hughes Corp. (a)	63,195	6,498,974
Jones Lang LaSalle, Inc.	72,473	9,019,265
Kennedy-Wilson Holdings, Inc.	210,049	4,316,507
Legacy Housing Corp.	4,640	59,949
Marcus & Millichap, Inc. (a)	37,444	1,143,540
Maui Land & Pineapple, Inc. (a)	22,964	236,988
Newmark Group, Inc.	241,037	1,923,475
RE/MAX Holdings, Inc.	29,471	872,931
Realogy Holdings Corp. (b)	173,148	1,227,619
Redfin Corp. (a)(b)	109,609	1,727,438
Retail Value, Inc.	25,656	818,940
Stratus Properties, Inc. (a)	9,389	263,831
Tejon Ranch Co. (a)	28,717	464,928
The St. Joe Co. (a)(b)	97,602	1,554,800
Transcontinental Realty Investors, Inc. (a)	15,180	417,602
Trinity Place Holdings, Inc. (a)	5,148	21,004
Twin River Worldwide Holdings, Inc. (a)	43,311	1,305,394
		62,251,507

TOTAL REAL ESTATE		1,862,659,351

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	85,738	7,021,085
Alliant Energy Corp.	368,658	17,496,509
American Electric Power Co., Inc.	790,143	68,047,115
Duke Energy Corp.	1,161,443	99,431,135
Edison International	523,898	31,103,824
El Paso Electric Co.	69,944	4,070,741
Entergy Corp.	299,420	29,064,699
Evergy, Inc.	400,350	23,276,349
Eversource Energy	507,369	37,464,127
Exelon Corp.	1,552,757	74,656,557
FirstEnergy Corp.	813,322	33,541,399
Genie Energy Ltd. Class B	25,870	241,626
Hawaiian Electric Industries, Inc.	168,083	6,982,168
IDACORP, Inc.	81,409	8,162,880
MGE Energy, Inc.	57,924	3,836,886
NextEra Energy, Inc.	765,926	151,814,192
OGE Energy Corp.	316,457	13,151,953
Otter Tail Corp.	70,722	3,512,762
Pinnacle West Capital Corp.	177,111	16,632,494
PNM Resources, Inc.	128,016	6,030,834
Portland General Electric Co.	144,110	7,617,655
PPL Corp.	1,161,412	34,563,621
Southern Co.	1,657,625	88,682,938
Spark Energy, Inc. Class A,	18,029	176,684
Vistra Energy Corp.	626,510	14,760,576
Xcel Energy, Inc.	819,828	47,008,938
		828,349,747
Gas Utilities - 0.2%
Atmos Energy Corp.	183,567	18,687,121
Chesapeake Utilities Corp.	28,025	2,544,110
National Fuel Gas Co.	136,263	7,264,181
New Jersey Resources Corp.	143,389	6,803,808
Northwest Natural Holding Co.	50,589	3,481,535
ONE Gas, Inc.	84,848	7,429,291
RGC Resources, Inc.	5,060	137,784
South Jersey Industries, Inc.	147,613	4,657,190
Southwest Gas Holdings, Inc.	86,300	7,347,582
Spire, Inc.	78,560	6,545,619
UGI Corp.	276,820	14,286,680
		79,184,901
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	33,956	366,725
NRG Energy, Inc.	442,582	15,065,491
NRG Yield, Inc.:
Class A	32,654	467,932
Class C	151,283	2,269,245
Ormat Technologies, Inc.	84,356	4,980,378
Pattern Energy Group, Inc.	145,743	3,091,209
Terraform Power, Inc.	133,449	1,801,562
The AES Corp.	1,053,393	16,643,609
		44,686,151
Multi-Utilities - 1.0%
Ameren Corp.	390,898	28,668,459
Avangrid, Inc.	94,489	4,730,119
Avista Corp.	103,235	4,311,094
Black Hills Corp.	88,252	6,724,802
CenterPoint Energy, Inc.	810,731	23,057,190
CMS Energy Corp.	449,304	25,210,447
Consolidated Edison, Inc.	508,955	43,922,817
Dominion Resources, Inc.	1,283,063	96,460,676
DTE Energy Co.	288,833	36,239,877
MDU Resources Group, Inc.	310,870	7,672,272
NiSource, Inc.	592,705	16,506,834
NorthWestern Energy Corp.	80,258	5,693,503
Public Service Enterprise Group, Inc.	807,520	47,449,875
Sempra Energy (b)	436,776	57,414,205
Unitil Corp.	53,435	3,038,314
WEC Energy Group, Inc.	508,156	40,931,966
		448,032,450
Water Utilities - 0.1%
American States Water Co.	60,080	4,382,235
American Water Works Co., Inc.	285,489	32,265,967
Aqua America, Inc.	336,044	13,287,180
AquaVenture Holdings Ltd. (a)(b)	21,132	374,670
Artesian Resources Corp. Class A	44,209	1,574,282
Cadiz, Inc. (a)(b)	34,413	357,207
California Water Service Group	80,203	3,947,592
Connecticut Water Service, Inc.	20,275	1,416,006
Middlesex Water Co.	29,080	1,720,373
Pure Cycle Corp. (a)	12,553	118,249
Select Energy Services, Inc. Class A (a)	107,241	1,147,479
SJW Corp.	40,218	2,478,635
York Water Co.	29,447	1,015,333
		64,085,208

TOTAL UTILITIES		1,464,338,457

TOTAL COMMON STOCKS
(Cost $34,444,216,952)		44,227,612,647
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.45% 9/12/19 (d)
(Cost $7,587,276)	7,640,000	7,590,701
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 2.41% (e)	76,762,586	$76,777,938
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	1,162,071,178	1,162,187,385
TOTAL MONEY MARKET FUNDS
(Cost $1,238,868,986)		1,238,965,323
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $35,690,673,214)		45,474,168,671
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,138,236,686)
NET ASSETS - 100%		$44,335,931,985

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	179	June 2019	$13,125,175	$(464,933)	$(464,933)
CME E-mini S&P 500 Index Contracts (United States)	652	June 2019	89,734,760	(2,359,586)	(2,359,586)
CME E-mini S&P MidCap 400 Index Contracts (United States)	36	June 2019	6,516,720	(200,140)	(200,140)
TOTAL FUTURES CONTRACTS					$(3,024,659)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,860,433.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$821,099
Fidelity Securities Lending Cash Central Fund	3,108,740
Total	$3,929,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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